Schedule of Investments (unaudited) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
AAR Corp.	11,132	$409,546
Aerojet Rocketdyne Holdings Inc.(a)	23,737	1,062,706
Aerovironment Inc.(a)(b)	6,914	392,508
Arconic Inc.	127,853	3,301,164
Astronics Corp.(a)	8,388	337,365
Axon Enterprise Inc.(a)	18,167	1,166,503
Boeing Co. (The)	170,024	61,890,436
BWX Technologies Inc.	31,648	1,648,861
Cubic Corp.	9,994	644,413
Curtiss-Wright Corp.	13,969	1,775,879
Ducommun Inc.(a)(b)	3,137	141,385
General Dynamics Corp.	81,848	14,881,603
HEICO Corp.	12,623	1,689,084
HEICO Corp., Class A	24,367	2,518,817
Hexcel Corp.	27,768	2,245,876
Huntington Ingalls Industries Inc.	13,031	2,928,587
Kratos Defense & Security Solutions Inc.(a)	30,268	692,835
L3 Technologies Inc.	25,173	6,171,664
L3Harris Technologies Inc.	38,211	7,226,846
Lockheed Martin Corp.	79,428	28,875,255
Maxar Technologies Inc.(a)(b)	18,312	143,200
Mercury Systems Inc.(a)	16,867	1,186,593
Moog Inc., Class A	9,775	915,038
National Presto Industries Inc.	1,344	125,382
Northrop Grumman Corp.	50,653	16,366,491
Parsons Corp.(a)	5,955	219,501
Raytheon Co.	89,826	15,618,945
Spirit AeroSystems Holdings Inc., Class A	33,634	2,736,799
Teledyne Technologies Inc.(a)	11,498	3,148,957
Textron Inc.	74,693	3,961,717
TransDigm Group Inc.(a)	15,809	7,648,394
Triumph Group Inc.	13,688	313,455
United Technologies Corp.	260,760	33,950,952
Vectrus Inc.(a)	3,067	124,398
Wesco Aircraft Holdings Inc.(a)	15,310	169,941

		226,631,096

Air Freight & Logistics — 0.5%
Air Transport Services Group Inc.(a)	18,821	459,232
Atlas Air Worldwide Holdings Inc.(a)(b)	7,762	346,496
CH Robinson Worldwide Inc.	44,260	3,733,331
Echo Global Logistics Inc.(a)	7,834	163,496
Expeditors International of Washington Inc.	55,616	4,219,030
FedEx Corp.	77,415	12,710,769
Forward Air Corp.	8,733	516,557
Hub Group Inc., Class A(a)	10,933	458,967
Radiant Logistics Inc.(a)(b)	10,012	61,474
United Parcel Service Inc., Class B	224,298	23,163,254
XPO Logistics Inc.(a)	29,372	1,697,995

		47,530,601

Airlines — 0.4%
Alaska Air Group Inc.	38,873	2,484,373
Allegiant Travel Co.	4,371	627,239
American Airlines Group Inc.	127,866	4,169,710
Copa Holdings SA, Class A, NVS	9,738	950,137
Delta Air Lines Inc.	187,062	10,615,768
Hawaiian Holdings Inc.	16,874	462,854
JetBlue Airways Corp.(a)	95,490	1,765,610
Mesa Air Group Inc.(a)	6,376	58,277

Security	Shares	Value

Airlines (continued)
SkyWest Inc.	16,652	$1,010,277
Southwest Airlines Co.	156,623	7,953,316
Spirit Airlines Inc.(a)	21,391	1,020,992
United Continental Holdings Inc.(a)	78,324	6,857,266

		37,975,819

Auto Components — 0.3%
Adient PLC	29,583	717,979
American Axle & Manufacturing Holdings Inc.(a)(b)	35,925	458,403
Aptiv PLC	83,525	6,751,326
BorgWarner Inc.	67,954	2,852,709
Cooper Tire & Rubber Co.	15,921	502,308
Cooper-Standard Holdings Inc.(a)	5,643	258,562
Dana Inc.	48,812	973,311
Dorman Products Inc.(a)	8,815	768,139
Fox Factory Holding Corp.(a)	12,114	999,526
Gentex Corp.	83,012	2,042,925
Gentherm Inc.(a)	10,040	419,973
Goodyear Tire & Rubber Co. (The)	75,267	1,151,585
LCI Industries	7,321	658,890
Lear Corp.	19,890	2,770,080
Modine Manufacturing Co.(a)	14,020	200,626
Motorcar Parts of America Inc.(a)(b)	6,421	137,474
Standard Motor Products Inc.	6,139	278,342
Stoneridge Inc.(a)(b)	8,053	254,072
Tenneco Inc., Class A	16,416	182,054
Tower International Inc.	5,921	115,460
Visteon Corp.(a)(b)	9,087	532,317

		23,026,061

Automobiles — 0.4%
Ford Motor Co.	1,251,294	12,800,738
General Motors Co.	398,442	15,351,970
Harley-Davidson Inc.	52,820	1,892,541
Tesla Inc.(a)(b)	45,126	10,083,856
Thor Industries Inc.	17,330	1,012,938
Winnebago Industries Inc.	9,401	363,349

		41,505,392

Banks — 5.6%
1st Constitution Bancorp.	4,182	77,242
1st Source Corp.	4,743	220,075
ACNB Corp.	1,859	73,561
Allegiance Bancshares Inc.(a)	7,065	235,547
Amalgamated Bank, Class A	4,528	79,014
Amerant Bancorp Inc.(a)	6,167	121,552
American National Bankshares Inc.	2,279	88,311
Ameris Bancorp.	20,851	817,151
Ames National Corp.	2,340	63,414
Arrow Financial Corp.	3,491	121,242
Associated Banc-Corp.	53,156	1,123,718
Atlantic Capital Bancshares Inc.(a)(b)	10,018	171,508
Atlantic Union Bankshares Corp.	26,435	933,949
Banc of California Inc.	14,687	205,177
BancFirst Corp.	5,614	312,475
Bancorp. Inc. (The)(a)	19,608	174,903
BancorpSouth Bank	30,142	875,324
Bank First National Corp.	1,842	127,024
Bank of America Corp.	2,763,285	80,135,265
Bank of Commerce Holdings	7,148	76,412
Bank of Hawaii Corp.	13,292	1,102,040
Bank of Marin Bancorp.	5,378	220,606

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of NT Butterfield & Son Ltd. (The)	16,674	$566,249
Bank of Princeton (The)(b)	2,702	81,060
Bank OZK	38,351	1,153,982
BankFinancial Corp.	6,179	86,444
BankUnited Inc.	30,586	1,031,972
Bankwell Financial Group Inc.	1,794	51,488
Banner Corp.	9,868	534,352
Bar Harbor Bankshares	5,102	135,662
Baycom Corp.(a)(b)	3,803	83,286
BB&T Corp.	246,163	12,093,988
BCB Bancorp. Inc.	5,099	70,621
Berkshire Hills Bancorp. Inc.	14,048	440,967
BOK Financial Corp.	10,720	809,146
Boston Private Financial Holdings Inc.	26,569	320,688
Bridge Bancorp. Inc.	5,241	154,400
Brookline Bancorp. Inc.	25,049	385,254
Bryn Mawr Bank Corp.	5,768	215,262
Business First Bancshares Inc.	3,452	87,853
Byline Bancorp Inc.(a)	8,758	167,453
C&F Financial Corp.	995	54,337
Cadence BanCorp.	38,219	794,955
Cambridge Bancorp.	1,163	94,784
Camden National Corp.	4,422	202,837
Capital City Bank Group Inc.	3,285	81,632
Capstar Financial Holdings Inc.	932	14,120
Carolina Financial Corp.	5,648	198,188
Carter Bank & Trust(a)	7,219	142,575
Cathay General Bancorp.	24,700	886,977
CBTX Inc.(b)	5,868	165,126
CenterState Bank Corp.	41,583	957,656
Central Pacific Financial Corp.	8,258	247,410
Central Valley Community Bancorp.	2,619	56,230
Century Bancorp. Inc./MA, Class A, NVS	1,015	89,218
Chemical Financial Corp.	22,006	904,667
Chemung Financial Corp.	973	47,035
CIT Group Inc.	31,880	1,674,975
Citigroup Inc.	742,507	51,997,765
Citizens & Northern Corp.	3,453	90,917
Citizens Financial Group Inc.	146,929	5,195,409
City Holding Co.	4,222	321,970
Civista Bancshares Inc.	4,082	91,641
CNB Financial Corp./PA	3,667	103,556
Coastal Financial Corp/WA(a)	5,388	83,352
Codorus Valley Bancorp. Inc.	2,682	61,686
Columbia Banking System Inc.	22,585	817,125
Comerica Inc.	49,233	3,576,285
Commerce Bancshares Inc.	31,744	1,893,847
Community Bank System Inc.	15,918	1,048,041
Community Bankers Trust Corp.	9,628	81,549
Community Financial Corp. (The)	1,994	67,258
Community Trust Bancorp. Inc.	4,548	192,335
ConnectOne Bancorp. Inc.	8,059	182,617
Cullen/Frost Bankers Inc.	17,920	1,678,387
Customers Bancorp. Inc.(a)	8,624	181,104
CVB Financial Corp.	42,570	895,247
Eagle Bancorp. Inc.	10,064	544,764
East West Bancorp. Inc.	46,920	2,194,448
Enterprise Bancorp. Inc./MA	2,834	89,866
Enterprise Financial Services Corp.	7,169	298,230
Equity Bancshares Inc., Class A(a)(b)	4,432	118,157

Security	Shares	Value

Banks (continued)
Esquire Financial Holdings Inc.(a)	3,388	$85,208
Evans Bancorp. Inc.	1,963	74,064
Farmers & Merchants Bancorp. Inc./Archbold OH	3,161	92,048
Farmers National Banc Corp.	7,594	112,619
FB Financial Corp.	5,266	192,736
Fidelity D&D Bancorp. Inc.(b)	1,550	104,160
Fifth Third Bancorp.	235,284	6,564,424
Financial Institutions Inc.	4,071	118,670
First Bancorp. Inc./ME	2,446	65,675
First BanCorp./Puerto Rico	66,573	734,966
First Bancorp./Southern Pines NC	9,811	357,317
First Bancshares Inc. (The)	5,996	181,919
First Bank/Hamilton NJ	6,782	79,621
First Busey Corp.	16,613	438,749
First Business Financial Services Inc.	2,304	54,144
First Choice Bancorp.	3,142	71,449
First Citizens BancShares Inc./NC, Class A	2,524	1,136,481
First Commonwealth Financial Corp.	30,811	415,024
First Community Bankshares Inc.	5,284	178,388
First Financial Bancorp.	31,290	757,844
First Financial Bankshares Inc.	41,013	1,262,790
First Financial Corp./IN	3,323	133,452
First Financial Northwest Inc.	2,829	40,030
First Foundation Inc.	13,885	186,614
First Guaranty Bancshares Inc.	3,272	68,221
First Hawaiian Inc.	42,129	1,089,877
First Horizon National Corp.	102,325	1,527,712
First Internet Bancorp.	1,531	32,978
First Interstate BancSystem Inc., Class A	11,205	443,830
First Merchants Corp.	15,527	588,473
First Mid Bancshares Inc.	4,056	141,636
First Midwest Bancorp. Inc.	32,840	672,235
First Northwest Bancorp.	3,374	54,827
First of Long Island Corp. (The)	7,834	157,307
First Republic Bank/CA(b)	53,312	5,205,917
Flushing Financial Corp.	8,971	199,156
FNB Corp.	102,568	1,207,225
Franklin Financial Network Inc.(b)	3,985	111,022
Fulton Financial Corp.	54,366	889,971
FVCBankcorp Inc.(a)	4,955	96,226
German American Bancorp. Inc.	7,721	232,557
Glacier Bancorp. Inc.	26,834	1,088,119
Great Southern Bancorp. Inc.	3,107	185,954
Great Western Bancorp. Inc.	17,170	613,312
Guaranty Bancshares Inc./TX	2,779	86,566
Hancock Whitney Corp.	28,174	1,128,650
Hanmi Financial Corp.	8,508	189,473
HarborOne Bancorp Inc.(a)(b)	4,461	83,555
Heartland Financial USA Inc.	9,467	423,459
Heritage Commerce Corp.	11,913	145,934
Heritage Financial Corp./WA	11,166	329,844
Hilltop Holdings Inc.	24,125	513,139
Home BancShares Inc./AR	49,195	947,496
HomeTrust Bancshares Inc.	6,486	163,058
Hope Bancorp Inc.	39,705	547,135
Horizon Bancorp Inc./IN	12,635	206,456
Howard Bancorp. Inc.(a)(b)	4,212	63,896
Huntington Bancshares Inc./OH	336,162	4,645,759
IBERIABANK Corp.	17,642	1,338,146
Independent Bank Corp./MI	6,610	144,032

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Independent Bank Corp./Rockland MA	10,694	$814,348
Independent Bank Group Inc.	10,628	584,115
International Bancshares Corp.	17,458	658,341
Investar Holding Corp.	3,480	82,998
Investors Bancorp. Inc.	73,040	814,396
JPMorgan Chase & Co.	1,036,146	115,841,123
KeyCorp.	321,872	5,713,228
Lakeland Bancorp. Inc.	13,571	219,172
Lakeland Financial Corp.	7,191	336,755
LCNB Corp.	2,633	50,027
LegacyTexas Financial Group Inc.	14,337	583,659
Level One Bancorp. Inc.	3,316	82,867
Live Oak Bancshares Inc.(b)	6,956	119,295
M&T Bank Corp.	44,125	7,504,339
Macatawa Bank Corp.	8,027	82,357
Malvern Bancorp. Inc.(a)(b)	3,319	73,051
MBT Financial Corp.	5,820	58,316
Mercantile Bank Corp.	5,640	183,751
Metropolitan Bank Holding Corp.(a)(b)	1,866	82,104
Mid Penn Bancorp. Inc.	2,665	66,492
Midland States Bancorp. Inc.	7,470	199,598
MidSouth Bancorp. Inc.(b)	6,885	81,587
MidWestOne Financial Group Inc.	4,340	121,346
MutualFirst Financial Inc.	1,719	58,515
MVB Financial Corp.	4,887	82,884
National Bank Holdings Corp., Class A	8,596	312,035
National Bankshares Inc.	2,040	79,417
NBT Bancorp. Inc.	12,320	462,123
Nicolet Bankshares Inc.(a)(b)	2,115	131,257
Northeast Bank(a)	2,051	56,567
Northrim BanCorp. Inc.	2,069	73,781
Norwood Financial Corp.	2,845	99,034
Oak Valley Bancorp.	4,058	79,334
OFG Bancorp.	13,423	319,065
Ohio Valley Banc Corp.	2,289	88,287
Old Line Bancshares Inc.	5,091	135,471
Old National Bancorp./IN	55,157	915,055
Old Second Bancorp. Inc.(b)	9,097	116,169
Opus Bank	5,772	121,847
Origin Bancorp Inc.	5,109	168,597
Orrstown Financial Services Inc.	2,250	49,477
Pacific Mercantile Bancorp.(a)	4,642	38,296
Pacific Premier Bancorp. Inc.	19,575	604,476
PacWest Bancorp.	38,432	1,492,315
Park National Corp.	4,264	423,799
Parke Bancorp. Inc.	4,074	97,572
PCB Bancorp.	4,650	79,236
Peapack Gladstone Financial Corp.	5,728	161,071
Penns Woods Bancorp. Inc.	1,101	49,820
Peoples Bancorp. Inc./OH	6,520	210,335
Peoples Bancorp. of North Carolina Inc.	2,892	86,905
Peoples Financial Services Corp.	2,214	99,608
People’s United Financial Inc.	126,756	2,126,966
People’s Utah Bancorp.	5,344	157,114
Pinnacle Financial Partners Inc.	24,125	1,386,705
PNC Financial Services Group Inc. (The)	144,803	19,878,556
Popular Inc.	31,094	1,686,539
Preferred Bank/Los Angeles CA	4,178	197,410
Premier Financial Bancorp. Inc.	3,585	53,775
Prosperity Bancshares Inc.	21,591	1,426,086

Security	Shares	Value

Banks (continued)
QCR Holdings Inc.	3,457	$120,546
RBB Bancorp.	3,222	62,313
Regions Financial Corp.	329,421	4,921,550
Reliant Bancorp Inc.	3,394	80,200
Renasant Corp.	18,172	653,102
Republic Bancorp. Inc./KY, Class A	2,963	147,409
Republic First Bancorp. Inc.(a)	18,935	92,971
S&T Bancorp. Inc.	10,806	405,009
Sandy Spring Bancorp. Inc.	11,921	415,804
SB One Bancorp.	3,004	67,139
Seacoast Banking Corp. of Florida(a)	14,783	376,080
Select Bancorp. Inc.(a)	7,039	80,526
ServisFirst Bancshares Inc.	16,066	550,421
Shore Bancshares Inc.	3,767	61,553
Sierra Bancorp.	3,389	91,910
Signature Bank/New York NY	17,440	2,107,450
Simmons First National Corp., Class A	27,240	633,602
SmartFinancial Inc.(a)	3,291	71,382
South State Corp.	11,187	824,146
Southern First Bancshares Inc.(a)(b)	1,797	70,371
Southern National Bancorp. of Virginia Inc.	8,111	124,179
Southside Bancshares Inc.	10,566	342,127
Spirit of Texas Bancshares Inc.(a)	3,789	85,252
Sterling Bancorp./DE	70,723	1,504,985
Stock Yards Bancorp. Inc.	7,269	262,774
Summit Financial Group Inc.	2,503	67,206
SunTrust Banks Inc.	142,297	8,943,366
SVB Financial Group(a)	16,987	3,815,110
Synovus Financial Corp.	48,229	1,688,015
TCF Financial Corp.	50,479	1,049,458
Texas Capital Bancshares Inc.(a)(b)	15,388	944,362
Tompkins Financial Corp.	4,258	347,453
TowneBank/Portsmouth VA	20,227	551,793
TriCo Bancshares	8,687	328,369
TriState Capital Holdings Inc.(a)(b)	6,624	141,356
Triumph Bancorp. Inc.(a)(b)	8,405	244,165
Trustmark Corp.	19,680	654,360
U.S. Bancorp.	464,283	24,328,429
UMB Financial Corp.	14,687	966,698
Umpqua Holdings Corp.	70,384	1,167,671
Union Bankshares Inc./Morrisville VT	1,176	43,524
United Bankshares Inc./WV	31,238	1,158,617
United Community Banks Inc./GA	25,079	716,256
United Security Bancshares/Fresno CA	8,126	92,555
Unity Bancorp. Inc.	4,746	107,734
Univest Financial Corp.	8,593	225,652
Valley National Bancorp.	101,384	1,092,919
Veritex Holdings Inc.	17,665	458,407
Washington Trust Bancorp. Inc.	4,292	223,957
Webster Financial Corp.	30,113	1,438,498
Wells Fargo & Co.	1,300,930	61,560,008
WesBanco Inc.	16,094	620,424
West Bancorp. Inc.	4,453	94,493
Westamerica Bancorp.	7,808	481,051
Western Alliance Bancorp.(a)	31,542	1,410,558
Wintrust Financial Corp.	17,405	1,273,350
Zions Bancorp. N.A.	57,704	2,653,230

		524,246,069

Beverages — 1.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,561	967,443

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Brown-Forman Corp., Class A	15,784	$868,120
Brown-Forman Corp., Class B, NVS	55,130	3,055,856
Coca-Cola Co. (The)	1,231,472	62,706,554
Coca-Cola Consolidated Inc.	1,643	491,668
Constellation Brands Inc., Class A	50,874	10,019,126
Craft Brew Alliance Inc.(a)(b)	3,061	42,823
Keurig Dr Pepper Inc.	65,439	1,891,187
MGP Ingredients Inc.	4,571	303,103
Molson Coors Brewing Co., Class B	55,848	3,127,488
Monster Beverage Corp.(a)	123,981	7,913,707
National Beverage Corp.(b)	4,064	181,376
New Age Beverages Corp.(a)	23,059	107,455
PepsiCo Inc.	449,966	59,004,042
Primo Water Corp.(a)(b)	11,405	140,282

		150,820,230

Biotechnology — 2.7%
AbbVie Inc.	475,030	34,544,182
Abeona Therapeutics Inc.(a)(b)	7,543	36,056
ACADIA Pharmaceuticals Inc.(a)(b)	36,163	966,637
Acceleron Pharma Inc.(a)	13,889	570,560
Achillion Pharmaceuticals Inc.(a)	34,150	91,522
Acorda Therapeutics Inc.(a)	13,267	101,758
Adamas Pharmaceuticals Inc.(a)(b)	6,649	41,224
ADMA Biologics Inc.(a)(b)	18,101	70,051
Aduro Biotech Inc.(a)	22,865	35,212
Adverum Biotechnologies Inc.(a)(b)	17,077	203,046
Aeglea BioTherapeutics Inc.(a)	8,374	57,362
Agenus Inc.(a)(b)	26,557	79,671
AgeX Therapeutics Inc.(a)	2,289	8,401
Agios Pharmaceuticals Inc.(a)(b)	16,065	801,322
Aimmune Therapeutics Inc.(a)	13,627	283,714
Akcea Therapeutics Inc.(a)(b)	4,659	109,254
Akebia Therapeutics Inc.(a)	25,508	123,459
Albireo Pharma Inc.(a)(b)	2,834	91,368
Alder Biopharmaceuticals Inc.(a)(b)	20,742	244,133
Aldeyra Therapeutics Inc.(a)	11,692	70,152
Alexion Pharmaceuticals Inc.(a)	69,377	9,086,999
Alkermes PLC(a)	50,565	1,139,735
Allakos Inc.(a)(b)	4,906	212,577
Allogene Therapeutics Inc.(a)(b)	12,364	331,973
Alnylam Pharmaceuticals Inc.(a)	33,969	2,464,791
AMAG Pharmaceuticals Inc.(a)	10,528	105,175
Amgen Inc.	195,892	36,098,978
Amicus Therapeutics Inc.(a)	73,816	921,224
AnaptysBio Inc.(a)(b)	6,885	388,452
Anika Therapeutics Inc.(a)	4,827	196,073
Apellis Pharmaceuticals Inc.(a)	15,407	390,413
Arcus Biosciences Inc.(a)(b)	12,841	102,086
Ardelyx Inc.(a)(b)	8,178	21,999
Arena Pharmaceuticals Inc.(a)	15,019	880,564
ArQule Inc.(a)(b)	40,012	440,532
Array BioPharma Inc.(a)	71,041	3,291,329
Arrowhead Pharmaceuticals Inc.(a)(b)	28,541	756,336
Assembly Biosciences Inc.(a)	5,731	77,311
Atara Biotherapeutics Inc.(a)	12,751	256,423
Athenex Inc.(a)(b)	18,886	373,943
Athersys Inc.(a)(b)	23,210	38,993
Audentes Therapeutics Inc.(a)	13,980	529,283
Avid Bioservices Inc.(a)	13,572	76,003
Avrobio Inc.(a)	2,281	37,089

Security	Shares	Value

Biotechnology (continued)
Bellicum Pharmaceuticals Inc.(a)	2,230	$3,791
Beyondspring Inc.(a)	4,321	102,408
BioCryst Pharmaceuticals Inc.(a)	37,892	143,611
Biogen Inc.(a)	62,115	14,526,835
Biohaven Pharmaceutical Holding Co. Ltd.(a)	9,976	436,849
BioMarin Pharmaceutical Inc.(a)	57,476	4,922,819
BioSpecifics Technologies Corp.(a)	2,331	139,184
BioTime Inc.(a)(b)	35,871	39,458
Bluebird Bio Inc.(a)(b)	17,655	2,245,716
Blueprint Medicines Corp.(a)(b)	15,566	1,468,341
Calithera Biosciences Inc.(a)	9,512	37,097
Calyxt Inc.(a)	3,073	38,351
Cara Therapeutics Inc.(a)(b)	10,936	235,124
CareDx Inc.(a)	13,109	471,793
CASI Pharmaceuticals Inc.(a)(b)	15,826	50,643
Catalyst Pharmaceuticals Inc.(a)	29,127	111,848
Celcuity Inc.(a)	4,376	109,400
Celgene Corp.(a)	225,763	20,869,532
Cellular Biomedicine Group Inc.(a)(b)	5,003	82,700
CEL-SCI Corp.(a)	12,521	104,926
ChemoCentryx Inc.(a)	7,281	67,713
Chimerix Inc.(a)	13,551	58,540
Clovis Oncology Inc.(a)	16,689	248,165
Coherus Biosciences Inc.(a)	19,730	436,033
Concert Pharmaceuticals Inc.(a)(b)	4,670	56,040
Constellation Pharmaceuticals Inc.(a)	7,184	88,219
Corbus Pharmaceuticals Holdings Inc.(a)(b)	13,755	95,322
Crinetics Pharmaceuticals Inc.(a)(b)	3,008	75,200
Cue Biopharma Inc.(a)	5,240	47,108
Cyclerion Therapeutics Inc.(a)	4,817	55,155
Cytokinetics Inc.(a)	12,935	145,519
CytomX Therapeutics Inc.(a)(b)	12,117	135,953
Deciphera Pharmaceuticals Inc.(a)	2,565	57,841
Denali Therapeutics Inc.(a)(b)	14,412	299,193
Dicerna Pharmaceuticals Inc.(a)	14,446	227,524
Dynavax Technologies Corp.(a)(b)	19,805	79,022
Eagle Pharmaceuticals Inc./DE(a)(b)	3,864	215,147
Editas Medicine Inc.(a)(b)	15,517	383,891
Eidos Therapeutics Inc.(a)(b)	5,182	161,057
Eiger BioPharmaceuticals Inc.(a)	8,764	92,898
Emergent BioSolutions Inc.(a)	13,960	674,408
Enanta Pharmaceuticals Inc.(a)	5,709	481,725
Epizyme Inc.(a)(b)	25,066	314,578
Esperion Therapeutics Inc.(a)(b)	7,290	339,131
Evelo Biosciences Inc.(a)(b)	6,689	60,067
Exact Sciences Corp.(a)	40,982	4,837,515
Exelixis Inc.(a)	93,855	2,005,681
Fate Therapeutics Inc.(a)(b)	18,886	383,386
FibroGen Inc.(a)	24,183	1,092,588
Five Prime Therapeutics Inc.(a)	8,751	52,769
Flexion Therapeutics Inc.(a)(b)	8,989	110,565
Forty Seven Inc.(a)	6,153	65,222
G1 Therapeutics Inc.(a)(b)	10,785	330,668
Genomic Health Inc.(a)	8,769	510,093
Geron Corp.(a)	58,537	82,537
Gilead Sciences Inc.	409,502	27,665,955
Global Blood Therapeutics Inc.(a)(b)	17,396	915,030
GlycoMimetics Inc.(a)(b)	10,546	125,708
Gossamer Bio Inc.(a)(b)	4,674	103,669
Gritstone Oncology Inc.(a)	9,344	104,092

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Halozyme Therapeutics Inc.(a)	45,630	$783,923
Heron Therapeutics Inc.(a)(b)	22,855	424,874
Homology Medicines Inc.(a)(b)	9,551	186,913
ImmunoGen Inc.(a)(b)	40,240	87,321
Immunomedics Inc.(a)(b)	57,713	800,479
Incyte Corp.(a)	57,198	4,859,542
Inovio Pharmaceuticals Inc.(a)(b)	31,396	92,304
Insmed Inc.(a)	23,143	592,461
Intellia Therapeutics Inc.(a)(b)	10,372	169,790
Intercept Pharmaceuticals Inc.(a)(b)	8,064	641,652
Intrexon Corp.(a)(b)	24,842	190,290
Invitae Corp.(a)(b)	28,557	671,089
Ionis Pharmaceuticals Inc.(a)(b)	40,143	2,579,991
Iovance Biotherapeutics Inc.(a)	37,639	922,908
Ironwood Pharmaceuticals Inc.(a)	48,067	525,853
Jounce Therapeutics Inc.(a)	5,653	27,982
Kadmon Holdings Inc.(a)	24,063	49,570
KalVista Pharmaceuticals Inc.(a)	4,518	100,074
Karyopharm Therapeutics Inc.(a)(b)	13,428	80,434
Kezar Life Sciences Inc.(a)	6,575	50,693
Kindred Biosciences Inc.(a)(b)	10,048	83,700
Kiniksa Pharmaceuticals Ltd., Class A(a)	3,431	46,456
Kodiak Sciences Inc.(a)	8,129	95,109
Krystal Biotech Inc.(a)	2,793	112,474
Kura Oncology Inc.(a)	6,981	137,456
La Jolla Pharmaceutical Co.(a)(b)	6,075	56,194
Lexicon Pharmaceuticals Inc.(a)(b)	11,118	69,932
Ligand Pharmaceuticals Inc.(a)(b)	6,495	741,404
MacroGenics Inc.(a)	14,380	244,029
Madrigal Pharmaceuticals Inc.(a)(b)	2,189	229,429
Magenta Therapeutics Inc.(a)(b)	5,211	76,862
MannKind Corp.(a)(b)	47,074	54,135
Marker Therapeutics Inc.(a)	12,885	102,049
Medicines Co. (The)(a)(b)	23,021	839,576
MediciNova Inc.(a)(b)	9,029	86,949
MeiraGTx Holdings PLC(a)	5,172	139,023
Mersana Therapeutics Inc.(a)(b)	4,591	18,594
Minerva Neurosciences Inc.(a)	16,182	91,105
Mirati Therapeutics Inc.(a)	7,964	820,292
Moderna Inc.(a)	8,469	123,986
Momenta Pharmaceuticals Inc.(a)	31,138	387,668
Mustang Bio Inc.(a)	13,174	48,480
Myriad Genetics Inc.(a)	21,643	601,243
Natera Inc.(a)	17,836	491,917
Neon Therapeutics Inc.(a)(b)	10,875	51,547
Neurocrine Biosciences Inc.(a)	29,062	2,453,705
Novavax Inc.(a)(b)	5,408	31,691
Oncternal Therapeutics Inc. New(a)	684	1,402
OPKO Health Inc.(a)(b)	98,643	240,689
Palatin Technologies Inc.(a)	98,322	114,053
PDL BioPharma Inc.(a)(b)	52,305	164,238
Pfenex Inc.(a)	17,219	116,056
Pieris Pharmaceuticals Inc.(a)(b)	17,384	81,705
PolarityTE Inc.(a)(b)	2,784	15,869
Portola Pharmaceuticals Inc.(a)(b)	20,433	554,347
Principia Biopharma Inc.(a)(b)	2,961	98,276
Progenics Pharmaceuticals Inc.(a)(b)	24,447	150,838
Prothena Corp. PLC(a)	11,902	125,804
PTC Therapeutics Inc.(a)	16,973	763,785
Puma Biotechnology Inc.(a)(b)	9,162	116,449

Security	Shares	Value

Biotechnology (continued)
Ra Pharmaceuticals Inc.(a)	10,272	$308,879
Radius Health Inc.(a)(b)	15,702	382,501
Recro Pharma Inc.(a)	4,273	43,456
Regeneron Pharmaceuticals Inc.(a)	26,246	8,214,998
REGENXBIO Inc.(a)	11,024	566,303
Repligen Corp.(a)	15,115	1,299,134
Replimune Group Inc.(a)	5,069	74,312
Retrophin Inc.(a)(b)	14,586	293,033
Rhythm Pharmaceuticals Inc.(a)	6,195	136,290
Rigel Pharmaceuticals Inc.(a)(b)	52,309	136,526
Rocket Pharmaceuticals Inc.(a)(b)	6,547	98,205
Rubius Therapeutics Inc.(a)(b)	10,893	171,347
Sage Therapeutics Inc.(a)(b)	16,169	2,960,382
Sangamo Therapeutics Inc.(a)	32,222	347,031
Sarepta Therapeutics Inc.(a)(b)	22,624	3,437,717
Savara Inc.(a)	7,866	18,642
Scholar Rock Holding Corp.(a)	5,684	90,148
Seattle Genetics Inc.(a)	35,271	2,441,106
Seres Therapeutics Inc.(a)(b)	5,257	16,928
Solid Biosciences Inc.(a)(b)	3,390	19,492
Sorrento Therapeutics Inc.(a)(b)	46,524	124,219
Spark Therapeutics Inc.(a)(b)	10,972	1,123,313
Spectrum Pharmaceuticals Inc.(a)	31,128	268,012
Stemline Therapeutics Inc.(a)(b)	14,814	226,950
Syndax Pharmaceuticals Inc.(a)(b)	1,401	13,043
Synlogic Inc.(a)(b)	9,070	82,537
Synthorx Inc.(a)	4,412	59,606
Syros Pharmaceuticals Inc.(a)(b)	5,344	49,485
TG Therapeutics Inc.(a)(b)	29,511	255,270
Tocagen Inc.(a)(b)	5,320	35,538
Translate Bio Inc.(a)(b)	9,143	115,476
Turning Point Therapeutics Inc.(a)	2,384	97,029
Twist Bioscience Corp.(a)	6,778	196,630
Tyme Technologies Inc.(a)(b)	32,357	39,476
Ultragenyx Pharmaceutical Inc.(a)(b)	16,736	1,062,736
United Therapeutics Corp.(a)	14,196	1,108,140
UNITY Biotechnology Inc.(a)(b)	7,734	73,473
UroGen Pharma Ltd.(a)	5,972	214,634
Vanda Pharmaceuticals Inc.(a)	17,719	249,661
Veracyte Inc.(a)	14,850	423,373
Vericel Corp.(a)(b)	16,169	305,432
Vertex Pharmaceuticals Inc.(a)	82,328	15,097,309
Viking Therapeutics Inc.(a)(b)	24,217	201,001
Voyager Therapeutics Inc.(a)	7,015	190,948
X4 Pharmaceuticals Inc.(a)	883	13,245
Xencor Inc.(a)	14,532	594,795
Y-MAbs Therapeutics Inc.(a)(b)	4,197	95,985
ZIOPHARM Oncology Inc.(a)(b)	53,749	313,357

		254,472,480

Building Products — 0.4%
AAON Inc.	14,114	708,241
Advanced Drainage Systems Inc.	12,802	419,778
Allegion PLC	30,747	3,399,081
American Woodmark Corp.(a)	4,548	384,852
AO Smith Corp.	46,336	2,185,206
Apogee Enterprises Inc.	8,453	367,198
Armstrong Flooring Inc.(a)	5,762	56,756
Armstrong World Industries Inc.	15,686	1,524,679
Builders FirstSource Inc.(a)	34,647	584,148
Caesarstone Ltd.	7,317	109,974

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Continental Building Products Inc.(a)	12,248	$325,429
Cornerstone Building Brands Inc.(a)(b)	13,565	79,084
CSW Industrials Inc.	4,398	299,724
Fortune Brands Home & Security Inc.	46,310	2,645,690
Gibraltar Industries Inc.(a)	9,713	392,017
Griffon Corp.	13,565	229,520
Insteel Industries Inc.	5,161	107,452
JELD-WEN Holding Inc.(a)	21,006	445,957
Johnson Controls International PLC	288,392	11,913,473
Lennox International Inc.	11,652	3,204,300
Masco Corp.	94,318	3,701,038
Masonite International Corp.(a)	8,558	450,835
Owens Corning	34,658	2,017,096
Patrick Industries Inc.(a)	6,948	341,772
PGT Innovations Inc.(a)	17,638	294,907
Quanex Building Products Corp.	10,813	204,258
Resideo Technologies Inc.(a)	39,443	864,591
Simpson Manufacturing Co. Inc.	13,558	901,065
Trex Co. Inc.(a)(b)	19,382	1,389,689
Universal Forest Products Inc.	18,998	723,064

		40,270,874

Capital Markets — 2.5%
Affiliated Managers Group Inc.	16,890	1,556,245
Ameriprise Financial Inc.	42,916	6,229,687
Ares Management Corp., Class A	20,526	537,165
Artisan Partners Asset Management Inc., Class A	14,918	410,543
Associated Capital Group Inc., Class A	779	29,135
B. Riley Financial Inc.	8,709	181,670
Bank of New York Mellon Corp. (The)	273,477	12,074,009
BGC Partners Inc., Class A	82,743	432,746
BlackRock Inc.(c)	38,033	17,848,887
Blucora Inc.(a)(b)	15,604	473,893
BrightSphere Investment Group PLC	23,476	267,861
Cboe Global Markets Inc.	36,077	3,738,659
Charles Schwab Corp. (The)	384,667	15,459,767
CME Group Inc.	113,783	22,086,418
Cohen & Steers Inc.	7,320	376,541
Cowen Inc., Class A(a)(b)	7,395	127,120
Diamond Hill Investment Group Inc.	861	122,021
Donnelley Financial Solutions Inc.(a)(b)	12,002	160,107
E*TRADE Financial Corp.	79,343	3,538,698
Eaton Vance Corp., NVS	36,454	1,572,261
Evercore Inc., Class A	12,622	1,117,930
FactSet Research Systems Inc.	12,042	3,450,755
Federated Investors Inc., Class B	31,883	1,036,197
Focus Financial Partners Inc., Class A(a)(b)	8,405	229,541
Franklin Resources Inc.	90,272	3,141,466
GAIN Capital Holdings Inc.	11,805	48,755
GAMCO Investors Inc., Class A	3,789	72,635
Goldman Sachs Group Inc. (The)	105,709	21,628,061
Greenhill & Co. Inc.	5,329	72,421
Hamilton Lane Inc., Class A	6,947	396,396
Houlihan Lokey Inc.	10,659	474,645
Interactive Brokers Group Inc., Class A	23,426	1,269,689
Intercontinental Exchange Inc.	178,615	15,350,173
INTL. FCStone Inc.(a)	4,176	165,328
Invesco Ltd.	128,797	2,635,187
Janus Henderson Group PLC	29,753	636,714
Ladenburg Thalmann Financial Services Inc.	30,625	105,044
Lazard Ltd., Class A	34,316	1,180,127

Security	Shares	Value

Capital Markets (continued)
Legg Mason Inc.	26,987	$1,033,062
LPL Financial Holdings Inc.	27,066	2,207,774
MarketAxess Holdings Inc.	11,626	3,736,829
Moelis & Co., Class A	13,972	488,321
Moody’s Corp.	52,747	10,302,017
Morgan Stanley	388,691	17,028,553
Morningstar Inc.	6,293	910,219
MSCI Inc.	26,521	6,332,950
Nasdaq Inc.	37,327	3,589,738
Northern Trust Corp.	65,028	5,852,520
Och-Ziff Capital Management Group Inc., Class A	5,370	123,295
Oppenheimer Holdings Inc., Class A, NVS	3,040	82,749
Piper Jaffray Companies	4,427	328,793
PJT Partners Inc., Class A	7,556	306,169
Pzena Investment Management Inc., Class A	3,302	28,364
Raymond James Financial Inc.	40,461	3,420,978
S&P Global Inc.	78,997	17,994,727
Safeguard Scientifics Inc.(a)(b)	5,972	72,082
SEI Investments Co.	42,286	2,372,245
Siebert Financial Corp.(a)(b)	2,488	22,392
Silvercrest Asset Management Group Inc., Class A	2,151	30,178
State Street Corp.	121,193	6,794,080
Stifel Financial Corp.	21,409	1,264,415
T Rowe Price Group Inc.	74,359	8,157,926
TD Ameritrade Holding Corp.	89,099	4,447,822
Value Line Inc.	318	8,748
Virtu Financial Inc., Class A	14,288	311,193
Virtus Investment Partners Inc.	2,099	225,433
Waddell & Reed Financial Inc., Class A	24,856	414,349
Westwood Holdings Group Inc.	2,011	70,787
WisdomTree Investments Inc.	47,822	295,062

		238,488,267

Chemicals — 2.0%
Advanced Emissions Solutions Inc.	7,980	100,867
AdvanSix Inc.(a)	9,452	230,912
Air Products & Chemicals Inc.	70,415	15,939,844
Albemarle Corp.	34,244	2,411,120
American Vanguard Corp.	8,049	124,035
Amyris Inc.(a)(b)	16,124	57,401
Ashland Global Holdings Inc.	19,541	1,562,694
Axalta Coating Systems Ltd.(a)	66,390	1,976,430
Balchem Corp.	9,888	988,503
Cabot Corp.	18,669	890,698
Celanese Corp.	41,076	4,427,993
CF Industries Holdings Inc.	70,803	3,307,208
Chase Corp.	1,922	206,884
Chemours Co. (The)	53,955	1,294,920
Corteva Inc.(a)	243,375	7,196,599
Dow Inc.(a)	240,465	11,857,329
DuPont de Nemours Inc.	240,740	18,072,352
Eastman Chemical Co.	45,159	3,514,725
Ecolab Inc.	80,957	15,984,150
Element Solutions Inc.(a)(b)	70,169	725,548
Ferro Corp.(a)	26,509	418,842
Flotek Industries Inc.(a)(b)	16,406	54,304
FMC Corp.	42,523	3,527,283
FutureFuel Corp.	10,735	125,492
GCP Applied Technologies Inc.(a)	21,378	483,998
Hawkins Inc.	2,592	112,519
HB Fuller Co.	16,154	749,546

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Huntsman Corp.	68,953	$1,409,399
Ingevity Corp.(a)	13,271	1,395,711
Innophos Holdings Inc.	6,443	187,556
Innospec Inc.	7,739	706,106
International Flavors & Fragrances Inc.	34,238	4,967,591
Intrepid Potash Inc.(a)(b)	37,394	125,644
Koppers Holdings Inc.(a)	6,256	183,676
Kraton Corp.(a)	9,588	297,899
Kronos Worldwide Inc.	5,855	89,699
Linde PLC	174,316	35,002,653
Livent Corp.(a)(b)	46,970	325,032
LSB Industries Inc.(a)	5,519	21,524
LyondellBasell Co.(a)(d)	8,345	3,613
LyondellBasell Industries NV, Class A	94,277	8,120,078
Minerals Technologies Inc.	11,641	622,910
Mosaic Co. (The)	112,299	2,810,844
NewMarket Corp.	2,196	880,464
Olin Corp.	51,029	1,118,045
OMNOVA Solutions Inc.(a)	13,412	83,557
Orion Engineered Carbons SA	18,991	406,597
PolyOne Corp.	25,031	785,723
PPG Industries Inc.	75,707	8,835,764
PQ Group Holdings Inc.(a)	14,317	226,924
Quaker Chemical Corp.	4,250	862,240
Rayonier Advanced Materials Inc.	16,848	109,344
RPM International Inc.	41,555	2,539,426
Scotts Miracle-Gro Co. (The)	12,832	1,263,952
Sensient Technologies Corp.	13,543	995,140
Sherwin-Williams Co. (The)	26,757	12,262,466
Stepan Co.	6,398	588,040
Trecora Resources(a)	5,782	55,334
Tredegar Corp.	6,944	115,409
Trinseo SA	13,790	583,869
Tronox Holdings PLC, Class A(a)	33,807	432,054
Valhi Inc.	5,637	16,742
Valvoline Inc.	59,987	1,171,546
Westlake Chemical Corp.	11,588	804,903
WR Grace & Co.	18,318	1,394,183

		188,143,853

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	20,867	834,680
ACCO Brands Corp.	33,068	260,245
ADT Inc.(b)	33,332	203,992
Advanced Disposal Services Inc.(a)	21,843	697,010
Brady Corp., Class A, NVS	15,179	748,628
BrightView Holdings Inc.(a)(b)	7,826	146,424
Brink’s Co. (The)	15,822	1,284,430
Casella Waste Systems Inc., Class A(a)	13,647	540,831
CECO Environmental Corp.(a)	7,743	74,255
Charah Solutions Inc.(a)(b)	2,514	13,827
Cimpress NV(a)(b)	6,939	630,686
Cintas Corp.	27,315	6,481,576
Clean Harbors Inc.(a)	16,119	1,146,061
CompX International Inc.	433	7,318
Copart Inc.(a)(b)	63,359	4,735,452
Covanta Holding Corp.	35,463	635,142
Deluxe Corp.	15,032	611,201
Ennis Inc.	7,741	158,845
Healthcare Services Group Inc.	24,089	730,379
Heritage-Crystal Clean Inc.(a)(b)	6,290	165,490

Security	Shares	Value

Commercial Services & Supplies (continued)
Herman Miller Inc.	19,408	$867,538
HNI Corp.	13,963	494,011
IAA Inc.(a)	43,106	1,671,651
Interface Inc.	17,237	264,243
KAR Auction Services Inc.	43,106	1,077,650
Kimball International Inc., Class B, NVS	9,651	168,217
Knoll Inc.	14,087	323,719
LSC Communications Inc.	11,874	43,578
Matthews International Corp., Class A	9,499	331,040
McGrath RentCorp.	7,379	458,605
Mobile Mini Inc.	13,609	414,122
MSA Safety Inc.	11,459	1,207,664
Multi-Color Corp.	4,066	203,178
NL Industries Inc.(a)	1,980	7,227
PICO Holdings Inc.(a)	6,531	75,890
Pitney Bowes Inc.	59,038	252,683
Quad/Graphics Inc.	10,336	81,758
Republic Services Inc.	68,357	5,922,451
Rollins Inc.	46,195	1,657,015
RR Donnelley & Sons Co.	22,025	43,389
SP Plus Corp.(a)	7,170	228,938
Steelcase Inc., Class A	30,001	513,017
Stericycle Inc.(a)(b)	28,609	1,366,080
Team Inc.(a)(b)	8,067	123,586
Tetra Tech Inc.	18,257	1,434,087
U.S. Ecology Inc.	6,354	378,317
UniFirst Corp./MA	5,061	954,353
Viad Corp.	6,002	397,572
VSE Corp.	2,334	66,962
Waste Management Inc.	136,715	15,772,810

		56,907,823

Communications Equipment — 1.2%
Acacia Communications Inc.(a)	11,947	563,421
ADTRAN Inc.	16,778	255,865
Aerohive Networks Inc.(a)(b)	2,848	12,617
Applied Optoelectronics Inc.(a)(b)	6,191	63,643
Arista Networks Inc.(a)	19,019	4,937,713
CalAmp Corp.(a)	9,974	116,496
Calix Inc.(a)(b)	11,740	77,014
Casa Systems Inc.(a)(b)	8,824	56,738
Ciena Corp.(a)	49,656	2,042,351
Cisco Systems Inc.	1,415,278	77,458,165
Clearfield Inc.(a)(b)	3,342	44,282
CommScope Holding Co. Inc.(a)(b)	59,618	937,791
Comtech Telecommunications Corp.	6,062	170,403
DASAN Zhone Solutions Inc.(a)	1,992	25,876
Digi International Inc.(a)	7,679	97,370
EchoStar Corp., Class A(a)(b)	14,680	650,618
Extreme Networks Inc.(a)	33,688	217,961
F5 Networks Inc.(a)	19,005	2,767,698
Finisar Corp.(a)	38,176	873,085
Harmonic Inc.(a)(b)	29,748	165,101
Infinera Corp.(a)(b)	45,142	131,363
InterDigital Inc.	10,650	685,860
Juniper Networks Inc.	109,233	2,908,875
KVH Industries Inc.(a)(b)	4,302	46,763
Lumentum Holdings Inc.(a)(b)	24,037	1,283,816
Motorola Solutions Inc.	52,824	8,807,346
NETGEAR Inc.(a)(b)	10,372	262,308
NetScout Systems Inc.(a)	23,771	603,546

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Plantronics Inc.	10,922	$404,551
Ribbon Communications Inc.(a)	16,152	78,983
Ubiquiti Networks Inc.	4,807	632,120
ViaSat Inc.(a)	17,298	1,398,024
Viavi Solutions Inc.(a)	69,466	923,203

		109,700,966

Construction & Engineering — 0.2%
AECOM(a)	49,939	1,890,191
Aegion Corp.(a)	11,675	214,820
Ameresco Inc., Class A(a)(b)	5,822	85,758
Arcosa Inc.	15,251	573,895
Argan Inc.	4,545	184,345
Comfort Systems USA Inc.	12,593	642,117
Dycom Industries Inc.(a)	9,849	579,811
EMCOR Group Inc.	17,812	1,569,237
Fluor Corp.	44,751	1,507,661
Granite Construction Inc.	13,830	666,329
Great Lakes Dredge & Dock Corp.(a)	17,524	193,465
IES Holdings Inc.(a)	2,368	44,637
Jacobs Engineering Group Inc.	42,287	3,568,600
MasTec Inc.(a)(b)	19,619	1,010,967
MYR Group Inc.(a)	4,278	159,783
Northwest Pipe Co.(a)	4,970	128,127
NV5 Global Inc.(a)(b)	3,247	264,306
Primoris Services Corp.	13,608	284,815
Quanta Services Inc.	46,408	1,772,322
Sterling Construction Co. Inc.(a)	8,012	107,521
Tutor Perini Corp.(a)(b)	11,639	161,433
Valmont Industries Inc.	7,034	891,982
Willscot Corp.(a)(b)	16,741	251,785

		16,753,907

Construction Materials — 0.1%
Eagle Materials Inc.	15,007	1,391,149
Forterra Inc.(a)(b)	5,727	28,463
Martin Marietta Materials Inc.	19,985	4,598,748
Summit Materials Inc., Class A(a)(b)	33,453	643,970
U.S. Concrete Inc.(a)(b)	5,082	252,525
U.S. Lime & Minerals Inc.	387	30,960
Vulcan Materials Co.	41,897	5,752,877

		12,698,692

Consumer Finance — 0.8%
Ally Financial Inc.	130,334	4,039,051
American Express Co.	219,726	27,122,978
Capital One Financial Corp.	149,815	13,594,213
Credit Acceptance Corp.(a)	3,502	1,694,373
Curo Group Holdings Corp.(a)	4,118	45,504
Discover Financial Services	103,699	8,046,005
Elevate Credit Inc.(a)	9,526	39,247
Encore Capital Group Inc.(a)(b)	10,408	352,519
Enova International Inc.(a)	11,985	276,254
EZCORP Inc., Class A, NVS(a)(b)	14,107	133,593
FirstCash Inc.	13,288	1,329,066
Green Dot Corp., Class A(a)	15,006	733,793
LendingClub Corp.(a)(b)	98,914	324,438
Navient Corp.	67,449	920,679
Nelnet Inc., Class A	6,712	397,485
OneMain Holdings Inc.	23,331	788,821
PRA Group Inc.(a)(b)	14,548	409,381
Regional Management Corp.(a)	3,251	85,729

Security	Shares	Value

Consumer Finance (continued)
Santander Consumer USA Holdings Inc.	36,543	$875,570
SLM Corp.	139,342	1,354,404
Synchrony Financial	220,961	7,660,718
World Acceptance Corp.(a)	2,257	370,396

		70,594,217

Containers & Packaging — 0.4%
AptarGroup Inc.	20,306	2,524,848
Ardagh Group SA	5,774	101,045
Avery Dennison Corp.	27,841	3,220,647
Ball Corp.	105,998	7,418,800
Berry Global Group Inc.(a)	41,704	2,193,213
Crown Holdings Inc.(a)(b)	40,854	2,496,179
Graphic Packaging Holding Co.	93,733	1,310,387
Greif Inc., Class A, NVS	7,549	245,720
Greif Inc., Class B	1,795	78,352
International Paper Co.	127,436	5,520,528
Myers Industries Inc.	11,638	224,264
Owens-Illinois Inc.	51,896	896,244
Packaging Corp. of America	30,441	2,901,636
Sealed Air Corp.	50,797	2,173,096
Silgan Holdings Inc.	26,254	803,372
Sonoco Products Co.	31,365	2,049,389
UFP Technologies Inc.(a)	1,981	82,430
Westrock Co.	80,881	2,949,730

		37,189,880

Distributors — 0.1%
Core-Mark Holding Co. Inc.	13,521	537,054
Funko Inc., Class A(a)(b)	3,800	92,036
Genuine Parts Co.	45,809	4,744,896
LKQ Corp.(a)	100,682	2,679,148
Pool Corp.	12,421	2,372,411
Weyco Group Inc.	1,962	52,405

		10,477,950

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	18,497	833,290
American Public Education Inc.(a)	5,388	159,377
Bright Horizons Family Solutions Inc.(a)	18,115	2,733,010
Career Education Corp.(a)	19,643	374,592
Carriage Services Inc.	4,610	87,636
Chegg Inc.(a)(b)	37,250	1,437,477
frontdoor Inc.(a)(b)	27,220	1,185,431
Graham Holdings Co., Class B	1,393	961,212
Grand Canyon Education Inc.(a)	15,235	1,782,800
H&R Block Inc.	64,411	1,887,242
Houghton Mifflin Harcourt Co.(a)	32,097	184,879
K12 Inc.(a)(b)	13,263	403,328
Laureate Education Inc., Class A(a)	31,821	499,908
OneSpaWorld Holdings Ltd.(a)	14,477	224,394
Regis Corp.(a)	9,197	152,670
Select Interior Concepts Inc., Class A(a)	8,822	102,776
Service Corp. International/U.S.	57,242	2,677,781
ServiceMaster Global Holdings Inc.(a)	43,218	2,251,226
Sotheby’s(a)	10,093	586,706
Strategic Education Inc.	6,991	1,244,398
Weight Watchers International Inc.(a)	12,112	231,339

		20,001,472

Diversified Financial Services — 1.5%
AXA Equitable Holdings Inc.	94,315	1,971,183

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Banco Latinoamericano de Comercio Exterior SA, Class E	8,354	$174,014
Berkshire Hathaway Inc., Class B(a)	628,415	133,959,226
Cannae Holdings Inc.(a)(b)	20,503	594,177
FGL Holdings	44,475	373,590
Jefferies Financial Group Inc.	82,410	1,584,744
Marlin Business Services Corp.	2,416	60,231
On Deck Capital Inc.(a)	18,247	75,725
Voya Financial Inc.	46,087	2,548,611

		141,341,501

Diversified Telecommunication Services — 1.8%
AT&T Inc.	2,345,345	78,592,511
ATN International Inc.	3,595	207,539
Bandwidth Inc., Class A(a)	5,124	384,402
CenturyLink Inc.	349,305	4,107,827
Cincinnati Bell Inc.(a)(b)	14,012	69,359
Cogent Communications Holdings Inc.	13,832	821,068
Consolidated Communications Holdings Inc.	19,212	94,715
Frontier Communications Corp.(a)(b)	46,667	81,667
GCI Liberty Inc., Class A(a)	31,977	1,965,306
Intelsat SA(a)	18,870	367,022
Iridium Communications Inc.(a)	31,623	735,551
Ooma Inc.(a)	9,571	100,304
ORBCOMM Inc.(a)(b)	22,735	164,829
Pareteum Corp.(a)	46,577	121,566
pdvWireless Inc.(a)	3,637	170,939
Verizon Communications Inc.	1,329,514	75,955,135
Vonage Holdings Corp.(a)	67,312	762,645
Zayo Group Holdings Inc.(a)	72,014	2,369,981

		167,072,366

Electric Utilities — 1.8%
ALLETE Inc.	16,738	1,392,769
Alliant Energy Corp.	75,064	3,684,141
American Electric Power Co. Inc.	158,665	13,964,107
Avangrid Inc.	17,707	894,204
Duke Energy Corp.	233,934	20,642,336
Edison International	102,312	6,896,852
El Paso Electric Co.	13,287	868,970
Entergy Corp.	60,914	6,269,878
Evergy Inc.	78,196	4,703,489
Eversource Energy	101,672	7,702,671
Exelon Corp.	311,399	14,928,468
FirstEnergy Corp.	170,448	7,296,879
Hawaiian Electric Industries Inc.	34,837	1,517,151
IDACORP Inc.	16,555	1,662,619
MGE Energy Inc.	11,254	822,442
NextEra Energy Inc.	153,693	31,485,548
OGE Energy Corp.	63,506	2,702,815
Otter Tail Corp.	12,515	660,917
PG&E Corp.(a)	169,983	3,896,010
Pinnacle West Capital Corp.	35,899	3,377,737
PNM Resources Inc.	26,107	1,329,107
Portland General Electric Co.	28,342	1,535,286
PPL Corp.	232,479	7,209,174
Southern Co. (The)	334,144	18,471,480
Spark Energy Inc., Class A(b)	1,808	20,232
Xcel Energy Inc.	165,175	9,826,261

		173,761,543

Security	Shares	Value

Electrical Equipment — 0.6%
Acuity Brands Inc.	12,503	$1,724,289
Allied Motion Technologies Inc.	1,875	71,063
AMETEK Inc.	73,326	6,660,934
Atkore International Group Inc.(a)	14,195	367,225
AZZ Inc.	7,963	366,457
Bloom Energy Corp., Class A(a)	17,571	215,596
Eaton Corp. PLC	135,618	11,294,267
Emerson Electric Co.	196,827	13,132,297
Encore Wire Corp.	6,145	359,974
Energous Corp.(a)(b)	4,508	19,700
EnerSys	13,779	943,861
Generac Holdings Inc.(a)(b)	20,034	1,390,560
GrafTech International Ltd.	19,364	222,686
Hubbell Inc.	17,451	2,275,610
nVent Electric PLC	52,359	1,297,980
Plug Power Inc.(a)(b)	85,467	192,301
Powell Industries Inc.	2,537	96,406
Preformed Line Products Co.	792	43,972
Regal Beloit Corp.	14,145	1,155,788
Rockwell Automation Inc.	38,295	6,273,870
Sensata Technologies Holding PLC(a)(b)	52,518	2,573,382
Sunrun Inc.(a)(b)	35,792	671,458
Thermon Group Holdings Inc.(a)	10,510	269,581
TPI Composites Inc.(a)(b)	9,207	227,597
Vicor Corp.(a)(b)	5,598	173,818
Vivint Solar Inc.(a)	6,086	44,428

		52,065,100

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	93,563	8,976,434
Anixter International Inc.(a)	9,066	541,331
Arlo Technologies Inc.(a)	25,898	103,851
Arrow Electronics Inc.(a)	27,465	1,957,431
Avnet Inc.	35,196	1,593,323
AVX Corp.	14,172	235,255
Badger Meter Inc.	8,562	511,066
Bel Fuse Inc., Class B, NVS	3,238	55,597
Belden Inc.	12,788	761,781
Benchmark Electronics Inc.	12,754	320,381
CDW Corp./DE	46,677	5,181,147
Cognex Corp.(b)	53,842	2,583,339
Coherent Inc.(a)	7,644	1,042,412
Control4 Corp.(a)	8,392	199,310
Corning Inc.	247,782	8,233,796
CTS Corp.	9,866	272,104
Daktronics Inc.	10,701	66,025
Dolby Laboratories Inc., Class A	20,701	1,337,285
ePlus Inc.(a)	4,506	310,644
Fabrinet(a)	11,042	548,456
FARO Technologies Inc.(a)	5,086	267,422
Fitbit Inc., Class A(a)(b)	65,607	288,671
FLIR Systems Inc.	42,487	2,298,547
II-VI Inc.(a)(b)	19,506	713,139
Insight Enterprises Inc.(a)	10,592	616,454
IPG Photonics Corp.(a)	11,801	1,820,304
Iteris Inc.(a)	13,087	67,660
Itron Inc.(a)(b)	11,090	693,901
Jabil Inc.	48,182	1,522,551
KEMET Corp.	18,982	357,051
Keysight Technologies Inc.(a)	60,363	5,421,201
Kimball Electronics Inc.(a)	7,268	118,032

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)	29,467	$539,541
Littelfuse Inc.	7,523	1,330,894
Methode Electronics Inc.	11,052	315,756
MTS Systems Corp.	6,352	371,783
Napco Security Technologies Inc.(a)(b)	4,517	134,065
National Instruments Corp.	41,682	1,750,227
nLight Inc.(a)(b)	7,223	138,682
Novanta Inc.(a)(b)	10,726	1,011,462
OSI Systems Inc.(a)	5,741	646,609
PAR Technology Corp.(a)	3,686	103,945
Park Aerospace Corp.	6,212	103,678
PC Connection Inc.	4,831	168,988
PCM Inc.(a)	3,017	105,716
Plexus Corp.(a)(b)	10,155	592,747
Rogers Corp.(a)	5,873	1,013,562
Sanmina Corp.(a)	21,542	652,292
ScanSource Inc.(a)	7,990	260,154
SYNNEX Corp.	13,055	1,284,612
Tech Data Corp.(a)(b)	12,087	1,264,300
Trimble Inc.(a)	81,320	3,668,345
TTM Technologies Inc.(a)(b)	28,677	292,505
Vishay Intertechnology Inc.	40,325	666,169
Vishay Precision Group Inc.(a)	3,479	141,352
Zebra Technologies Corp., Class A(a)	17,319	3,628,157

		69,201,442

Energy Equipment & Services — 0.5%
Apergy Corp.(a)	24,497	821,629
Archrock Inc.	41,828	443,377
Baker Hughes a GE Co.	163,516	4,027,399
C&J Energy Services Inc.(a)	20,206	238,027
Cactus Inc., Class A(a)	15,010	497,131
Covia Holdings Corp.(a)(b)	10,230	20,051
Diamond Offshore Drilling Inc.(a)(b)	21,335	189,241
DMC Global Inc.	4,289	271,708
Dril-Quip Inc.(a)(b)	11,883	570,384
Era Group Inc.(a)	6,279	52,367
Exterran Corp.(a)	10,143	144,233
Forum Energy Technologies Inc.(a)	27,435	93,828
Frank’s International NV(a)	36,466	199,104
FTS International Inc.(a)	7,152	39,908
Halliburton Co.	280,041	6,368,132
Helix Energy Solutions Group Inc.(a)	42,595	367,595
Helmerich & Payne Inc.	34,737	1,758,387
Independence Contract Drilling Inc.(a)(b)	13,480	21,298
Keane Group Inc.(a)	14,961	100,538
KLX Energy Services Holdings Inc.(a)	6,244	127,565
Liberty Oilfield Services Inc., Class A	14,026	226,941
Mammoth Energy Services Inc.	2,532	17,420
Matrix Service Co.(a)	7,565	153,267
McDermott International Inc.(a)(b)	56,778	548,475
Nabors Industries Ltd.	114,521	332,111
National Energy Services Reunited Corp.(a)	10,934	95,126
National Oilwell Varco Inc.	121,502	2,700,989
Natural Gas Services Group Inc.(a)	3,458	57,057
NCS Multistage Holdings Inc.(a)(b)	3,572	12,681
Newpark Resources Inc.(a)	26,383	195,762
Nine Energy Service Inc.(a)(b)	3,486	60,412
Noble Corp. PLC(a)	71,119	132,992
Oceaneering International Inc.(a)	29,521	601,933
Oil States International Inc.(a)(b)	18,737	342,887

Security	Shares	Value

Energy Equipment & Services (continued)
Pacific Drilling SA(a)	9,515	$119,889
Parker Drilling Co.(a)	4,867	98,703
Patterson-UTI Energy Inc.	70,853	815,518
ProPetro Holding Corp.(a)	23,893	494,585
RigNet Inc.(a)	3,546	35,744
RPC Inc.	17,889	128,980
Schlumberger Ltd.	445,936	17,721,497
SEACOR Holdings Inc.(a)	6,570	312,141
SEACOR Marine Holdings Inc.(a)(b)	4,508	67,440
Seadrill Ltd.(a)	23,643	98,355
Select Energy Services Inc., Class A(a)	18,490	214,669
Smart Sand Inc.(a)(b)	5,424	13,234
Solaris Oilfield Infrastructure Inc., Class A	10,467	156,796
Superior Energy Services Inc.(a)	46,269	60,150
TETRA Technologies Inc.(a)	34,988	57,030
Tidewater Inc.(a)	10,454	245,460
Transocean Ltd.(a)	185,509	1,189,113
U.S. Silica Holdings Inc.	25,411	325,007

		43,984,266

Entertainment — 1.9%
Activision Blizzard Inc.	243,975	11,515,620
AMC Entertainment Holdings Inc., Class A	16,552	154,430
Cinemark Holdings Inc.	34,889	1,259,493
Electronic Arts Inc.(a)	95,264	9,646,433
Eros International PLC(a)(b)	8,867	11,970
Gaia Inc.(a)(b)	4,141	31,389
Glu Mobile Inc.(a)(b)	32,502	233,364
IMAX Corp.(a)(b)	17,685	357,237
Liberty Media Corp.-Liberty Braves, Class A(a)	3,122	86,792
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	10,236	286,301
Liberty Media Corp.-Liberty Formula One, Class A(a)	7,683	275,512
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	62,376	2,333,486
Lions Gate Entertainment Corp., Class A	16,887	206,866
Lions Gate Entertainment Corp., Class B, NVS	32,243	374,341
Live Nation Entertainment Inc.(a)	41,370	2,740,762
LiveXLive Media Inc.(a)(b)	8,661	35,943
Madison Square Garden Co. (The), Class A(a)	5,918	1,656,685
Marcus Corp. (The)	5,775	190,344
Netflix Inc.(a)	135,300	49,698,396
Reading International Inc., Class A, NVS(a)	5,075	65,873
Rosetta Stone Inc.(a)(b)	5,845	133,734
Spotify Technology SA(a)	37,848	5,534,135
Take-Two Interactive Software Inc.(a)	35,883	4,073,797
Viacom Inc., Class A	2,972	101,345
Viacom Inc., Class B, NVS	113,270	3,383,375
Walt Disney Co. (The)	560,893	78,323,099
World Wrestling Entertainment Inc., Class A(b)	13,884	1,002,564
Zynga Inc., Class A(a)	271,783	1,666,030

		175,379,316

Equity Real Estate Investment Trusts (REITs) — 3.9%
Acadia Realty Trust	24,874	680,801
Agree Realty Corp.	12,413	795,053
Alexander & Baldwin Inc.	23,774	549,179
Alexander’s Inc.	731	270,689
Alexandria Real Estate Equities Inc.	35,791	5,049,752
American Assets Trust Inc.	14,839	699,214
American Campus Communities Inc.	44,348	2,047,104
American Finance Trust Inc.	34,085	371,527

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Homes 4 Rent, Class A	81,694	$1,985,981
American Tower Corp.	141,162	28,860,571
Americold Realty Trust	61,389	1,990,231
Apartment Investment & Management Co., Class A	48,148	2,413,178
Apple Hospitality REIT Inc.	70,983	1,125,790
Armada Hoffler Properties Inc.	17,791	294,441
Ashford Hospitality Trust Inc.	21,994	65,322
AvalonBay Communities Inc.	44,490	9,039,478
Bluerock Residential Growth REIT Inc.	5,838	68,597
Boston Properties Inc.	49,392	6,371,568
Braemar Hotels & Resorts Inc.	9,432	93,377
Brandywine Realty Trust	59,010	845,023
Brixmor Property Group Inc.	95,513	1,707,772
Brookfield Property REIT Inc., Class A	30,192	570,327
BRT Apartments Corp.	6,505	91,916
Camden Property Trust	29,925	3,123,871
CareTrust REIT Inc.	30,441	723,887
CatchMark Timber Trust Inc., Class A	20,258	211,696
CBL & Associates Properties Inc.	54,172	56,339
Cedar Realty Trust Inc.	26,376	69,896
Chatham Lodging Trust	15,356	289,768
Chesapeake Lodging Trust	18,311	520,399
City Office REIT Inc.	15,437	185,090
Clipper Realty Inc.	7,935	88,713
Colony Capital Inc.	154,591	772,955
Columbia Property Trust Inc.	38,336	795,089
Community Healthcare Trust Inc.	6,896	271,771
CoreCivic Inc.	36,377	755,187
CorEnergy Infrastructure Trust Inc.	4,604	182,595
CorePoint Lodging Inc.	13,718	169,966
CoreSite Realty Corp.	11,661	1,342,997
Corporate Office Properties Trust	35,888	946,367
Cousins Properties Inc.	47,393	1,714,205
Crown Castle International Corp.	133,164	17,357,927
CubeSmart	59,079	1,975,602
CyrusOne Inc.	35,867	2,070,243
DiamondRock Hospitality Co.	64,401	665,906
Digital Realty Trust Inc.	66,651	7,850,821
Douglas Emmett Inc.	51,109	2,036,183
Duke Realty Corp.	114,154	3,608,408
Easterly Government Properties Inc.	23,177	419,735
EastGroup Properties Inc.	11,389	1,320,896
Empire State Realty Trust Inc., Class A	46,095	682,667
EPR Properties	23,320	1,739,439
Equinix Inc.	26,907	13,568,931
Equity Commonwealth	38,347	1,247,044
Equity LifeStyle Properties Inc.	27,237	3,304,938
Equity Residential	117,352	8,909,364
Essential Properties Realty Trust Inc.	16,051	321,662
Essex Property Trust Inc.	20,999	6,130,238
Extra Space Storage Inc.	39,855	4,228,615
Farmland Partners Inc.	10,229	72,114
Federal Realty Investment Trust	23,543	3,031,397
First Industrial Realty Trust Inc.	40,947	1,504,393
Four Corners Property Trust Inc.	21,132	577,538
Franklin Street Properties Corp.	33,468	246,994
Front Yard Residential Corp.	16,561	202,375
Gaming and Leisure Properties Inc.	63,917	2,491,485
GEO Group Inc. (The)	38,036	799,136
Getty Realty Corp.	10,512	323,349

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Commercial Corp.	7,562	$160,466
Gladstone Land Corp.	7,146	82,393
Global Medical REIT Inc.	4,610	48,405
Global Net Lease Inc.	25,264	495,680
Hannon Armstrong Sustainable Infrastructure Capital Inc.	20,429	575,689
HCP Inc.	153,649	4,913,695
Healthcare Realty Trust Inc.	40,493	1,268,241
Healthcare Trust of America Inc., Class A	67,328	1,846,807
Hersha Hospitality Trust	11,467	189,664
Highwoods Properties Inc.	32,332	1,335,312
Hospitality Properties Trust	51,172	1,279,300
Host Hotels & Resorts Inc.	233,117	4,247,392
Hudson Pacific Properties Inc.	48,783	1,623,010
Independence Realty Trust Inc.	29,562	342,032
Industrial Logistics Properties Trust	19,501	406,011
Innovative Industrial Properties Inc.(b)	2,642	326,446
Investors Real Estate Trust	3,564	209,100
Invitation Homes Inc.	135,462	3,620,899
Iron Mountain Inc.	92,484	2,894,749
iStar Inc.	18,978	235,707
JBG SMITH Properties	39,315	1,546,652
Jernigan Capital Inc.	7,323	150,122
Kilroy Realty Corp.	32,137	2,372,032
Kimco Realty Corp.	130,781	2,416,833
Kite Realty Group Trust	24,483	370,428
Lamar Advertising Co., Class A	27,709	2,236,393
Lexington Realty Trust	68,294	642,647
Liberty Property Trust	47,746	2,389,210
Life Storage Inc.	14,877	1,414,505
LTC Properties Inc.	11,800	538,788
Macerich Co. (The)	44,806	1,500,553
Mack-Cali Realty Corp.	28,752	669,634
Medical Properties Trust Inc.	125,411	2,187,168
Mid-America Apartment Communities Inc.	36,621	4,312,489
Monmouth Real Estate Investment Corp.	26,027	352,666
National Health Investors Inc.	13,507	1,053,951
National Retail Properties Inc.	51,958	2,754,294
National Storage Affiliates Trust	18,068	522,888
New Senior Investment Group Inc.	25,935	174,283
NexPoint Residential Trust Inc.	5,258	217,681
NorthStar Realty Europe Corp.	13,077	214,855
Office Properties Income Trust	15,150	397,991
Omega Healthcare Investors Inc.	68,479	2,516,603
One Liberty Properties Inc.	3,520	101,939
Outfront Media Inc.	43,008	1,109,176
Paramount Group Inc.	67,951	951,994
Park Hotels & Resorts Inc.	63,524	1,750,721
Pebblebrook Hotel Trust	41,063	1,157,155
Pennsylvania REIT	20,775	135,038
Physicians Realty Trust	59,721	1,041,534
Piedmont Office Realty Trust Inc., Class A	40,436	805,889
PotlatchDeltic Corp.	20,796	810,628
Preferred Apartment Communities Inc., Class A	11,708	175,035
Prologis Inc.	201,990	16,179,399
PS Business Parks Inc.	6,309	1,063,256
Public Storage	47,762	11,375,476
QTS Realty Trust Inc., Class A	17,695	817,155
Rayonier Inc.	42,518	1,288,295
Realty Income Corp.	101,015	6,967,005

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	53,316	$3,558,310
Retail Opportunity Investments Corp.	34,656	593,657
Retail Properties of America Inc., Class A	66,523	782,310
Retail Value Inc.	4,878	169,754
Rexford Industrial Realty Inc.	33,112	1,336,731
RLJ Lodging Trust	54,726	970,839
RPT Realty	29,109	352,510
Ryman Hospitality Properties Inc.	14,270	1,157,154
Sabra Health Care REIT Inc.	54,801	1,079,032
Safehold Inc.	4,205	126,991
Saul Centers Inc.	3,874	217,448
SBA Communications Corp.(a)	36,013	8,097,163
Senior Housing Properties Trust	75,477	624,195
Seritage Growth Properties, Class A	10,157	436,345
Simon Property Group Inc.	98,839	15,790,519
SITE Centers Corp.	47,310	626,384
SL Green Realty Corp.	27,130	2,180,438
Spirit MTA REIT	14,231	118,687
Spirit Realty Capital Inc.	27,989	1,194,011
STAG Industrial Inc.	40,330	1,219,579
STORE Capital Corp.	66,402	2,203,882
Summit Hotel Properties Inc.	34,954	400,922
Sun Communities Inc.	26,828	3,439,081
Sunstone Hotel Investors Inc.	74,582	1,022,519
Tanger Factory Outlet Centers Inc.	27,863	451,659
Taubman Centers Inc.	18,431	752,538
Terreno Realty Corp.	20,249	993,011
UDR Inc.	89,914	4,036,239
UMH Properties Inc.	11,641	144,465
Uniti Group Inc.	61,614	585,333
Universal Health Realty Income Trust	3,945	335,049
Urban Edge Properties	36,027	624,348
Urstadt Biddle Properties Inc., Class A	11,014	231,294
Ventas Inc.	115,217	7,875,082
VEREIT Inc.	307,928	2,774,431
VICI Properties Inc.	143,203	3,156,194
Vornado Realty Trust	54,867	3,516,975
Washington Prime Group Inc.	54,093	206,635
Washington REIT	25,035	669,186
Weingarten Realty Investors	38,514	1,056,054
Welltower Inc.	130,023	10,600,775
Weyerhaeuser Co.	239,521	6,308,983
Whitestone REIT	10,975	139,273
WP Carey Inc.	54,452	4,420,413
Xenia Hotels & Resorts Inc.	36,712	765,445

		365,020,284

Food & Staples Retailing — 1.3%
Andersons Inc. (The)	8,112	220,971
BJ’s Wholesale Club Holdings Inc.(a)	36,143	954,175
Casey’s General Stores Inc.	11,915	1,858,621
Chefs’ Warehouse Inc. (The)(a)	6,606	231,672
Costco Wholesale Corp.	141,147	37,299,506
HF Foods Group Inc.(a)	2,893	100,705
Ingles Markets Inc., Class A	5,107	158,981
Kroger Co. (The)	255,130	5,538,872
Natural Grocers by Vitamin Cottage Inc.(a)(b)	2,192	22,030
Performance Food Group Co.(a)	32,105	1,285,163
PriceSmart Inc.	7,057	360,754
Rite Aid Corp.(a)(b)	17,516	140,303
SpartanNash Co.	10,765	125,628

Security	Shares	Value

Food & Staples Retailing (continued)
Sprouts Farmers Market Inc.(a)(b)	41,666	$787,071
Sysco Corp.	153,061	10,824,474
U.S. Foods Holding Corp.(a)	69,481	2,484,641
United Natural Foods Inc.(a)	15,970	143,251
Village Super Market Inc., Class A	1,465	38,837
Walgreens Boots Alliance Inc.	247,844	13,549,631
Walmart Inc.	451,363	49,871,098
Weis Markets Inc.	3,269	119,024

		126,115,408

Food Products — 1.1%
Alico Inc.	1,045	31,705
Archer-Daniels-Midland Co.	178,584	7,286,227
B&G Foods Inc.	20,088	417,830
Beyond Meat Inc.(a)	3,095	497,305
Bunge Ltd.	45,531	2,536,532
Calavo Growers Inc.	4,991	482,829
Cal-Maine Foods Inc.	9,944	414,864
Campbell Soup Co.	55,889	2,239,472
Conagra Brands Inc.	153,479	4,070,263
Darling Ingredients Inc.(a)	53,666	1,067,417
Dean Foods Co.	29,326	27,091
Farmer Bros. Co.(a)(b)	2,001	32,756
Flowers Foods Inc.	62,439	1,452,956
Fresh Del Monte Produce Inc.	10,710	288,635
Freshpet Inc.(a)(b)	9,897	450,412
General Mills Inc.	192,337	10,101,539
Hain Celestial Group Inc. (The)(a)(b)	27,921	611,470
Hershey Co. (The)	46,327	6,209,208
Hormel Foods Corp.	89,550	3,630,357
Hostess Brands Inc.(a)(b)	31,530	455,293
Ingredion Inc.	21,315	1,758,274
J&J Snack Foods Corp.	4,887	786,563
JM Smucker Co. (The)	35,210	4,055,840
John B Sanfilippo & Son Inc.	2,324	185,200
Kellogg Co.	79,235	4,244,619
Kraft Heinz Co. (The)	200,284	6,216,815
Lamb Weston Holdings Inc.	46,736	2,961,193
Lancaster Colony Corp.	6,092	905,271
Landec Corp.(a)(b)	7,607	71,278
Limoneira Co.	5,634	112,342
McCormick & Co. Inc./MD, NVS	39,676	6,150,177
Mondelez International Inc., Class A	457,687	24,669,329
Pilgrim’s Pride Corp.(a)(b)	17,774	451,282
Post Holdings Inc.(a)	20,582	2,139,911
Sanderson Farms Inc.	6,131	837,249
Seaboard Corp.	75	310,255
Seneca Foods Corp., Class A(a)	2,549	70,939
Simply Good Foods Co. (The)(a)	22,903	551,504
Tootsie Roll Industries Inc.(b)	4,413	162,972
TreeHouse Foods Inc.(a)	17,036	921,648
Tyson Foods Inc., Class A	92,319	7,453,836

		107,320,658

Gas Utilities — 0.2%
Atmos Energy Corp.	36,781	3,882,602
Chesapeake Utilities Corp.	5,410	514,058
National Fuel Gas Co.	26,705	1,408,689
New Jersey Resources Corp.	28,463	1,416,604
Northwest Natural Holding Co.	9,202	639,539
ONE Gas Inc.	16,215	1,464,214

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
RGC Resources Inc.	2,968	$90,583
South Jersey Industries Inc.	30,490	1,028,428
Southwest Gas Holdings Inc.	16,931	1,517,356
Spire Inc.	16,153	1,355,560
UGI Corp.	55,134	2,944,707

		16,262,340

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	553,188	46,523,111
ABIOMED Inc.(a)	14,223	3,704,949
Accuray Inc.(a)(b)	20,980	81,193
Align Technology Inc.(a)(b)	25,562	6,996,319
AngioDynamics Inc.(a)	12,151	239,253
Antares Pharma Inc.(a)	44,598	146,727
Apyx Medical Corp.(a)	16,229	109,059
AtriCure Inc.(a)	11,746	350,501
Atrion Corp.	410	349,623
Avanos Medical Inc.(a)	14,351	625,847
Axogen Inc.(a)	9,884	195,703
Axonics Modulation Technologies Inc.(a)(b)	4,924	201,736
Baxter International Inc.	154,880	12,684,672
Becton Dickinson and Co.	85,988	21,669,836
Boston Scientific Corp.(a)	445,877	19,163,793
Cantel Medical Corp.	11,856	956,068
Cardiovascular Systems Inc.(a)	11,893	510,566
Cerus Corp.(a)(b)	46,212	259,711
Conformis Inc.(a)	24,009	104,679
CONMED Corp.	8,377	716,820
Cooper Companies Inc. (The)	15,485	5,216,742
Corindus Vascular Robotics Inc.(a)	31,260	93,155
CryoLife Inc.(a)	12,620	377,717
CryoPort Inc.(a)(b)	8,284	151,763
Cutera Inc.(a)	4,832	100,409
CytoSorbents Corp.(a)(b)	8,916	58,935
Danaher Corp.	204,455	29,220,709
DENTSPLY SIRONA Inc.	71,510	4,173,324
DexCom Inc.(a)(b)	29,040	4,351,354
Edwards Lifesciences Corp.(a)	66,632	12,309,596
ElectroCore Inc.(a)(b)	6,579	13,158
GenMark Diagnostics Inc.(a)(b)	13,828	89,744
Glaukos Corp.(a)(b)	11,498	866,949
Globus Medical Inc., Class A(a)	23,785	1,006,105
Haemonetics Corp.(a)	16,331	1,965,273
Heska Corp.(a)	2,255	192,058
Hill-Rom Holdings Inc.	20,980	2,194,928
Hologic Inc.(a)	86,314	4,144,798
ICU Medical Inc.(a)(b)	6,160	1,551,766
IDEXX Laboratories Inc.(a)	27,395	7,542,665
Inogen Inc.(a)	5,550	370,518
Insulet Corp.(a)(b)	19,056	2,274,905
Integer Holdings Corp.(a)	9,729	816,458
Integra LifeSciences Holdings Corp.(a)	22,992	1,284,103
IntriCon Corp.(a)(b)	2,185	51,042
Intuitive Surgical Inc.(a)	36,789	19,297,670
Invacare Corp.	9,464	49,118
iRhythm Technologies Inc.(a)(b)	7,453	589,383
Lantheus Holdings Inc.(a)	10,335	292,481
LeMaitre Vascular Inc.	5,645	157,947
LivaNova PLC(a)	15,996	1,151,072
Masimo Corp.(a)	15,215	2,264,296
Medtronic PLC	431,108	41,985,608

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Meridian Bioscience Inc.	12,038	$143,011
Merit Medical Systems Inc.(a)	16,811	1,001,263
Mesa Laboratories Inc.(b)	1,251	305,669
Natus Medical Inc.(a)	10,559	271,261
Neogen Corp.(a)	15,452	959,724
Neuronetics Inc.(a)	2,818	35,253
Nevro Corp.(a)(b)	8,623	559,029
Novocure Ltd.(a)(b)	27,012	1,707,969
NuVasive Inc.(a)	15,735	921,127
OraSure Technologies Inc.(a)	19,481	180,784
Orthofix Medical Inc.(a)	5,491	290,364
OrthoPediatrics Corp.(a)(b)	3,388	132,132
Oxford Immunotec Global PLC(a)	442	6,082
Penumbra Inc.(a)(b)	10,188	1,630,080
Pulse Biosciences Inc.(a)(b)	2,838	37,462
Quidel Corp.(a)(b)	11,692	693,569
ResMed Inc.	45,623	5,567,375
Rockwell Medical Inc.(a)(b)	16,080	48,401
RTI Surgical Holdings Inc.(a)	16,791	71,362
SeaSpine Holdings Corp.(a)(b)	6,892	91,319
Senseonics Holdings Inc.(a)(b)	20,893	42,622
Shockwave Medical Inc.(a)	2,108	120,346
SI-BONE Inc.(a)	3,833	77,963
Sientra Inc.(a)	5,230	32,217
Silk Road Medical Inc.(a)	2,219	107,533
STAAR Surgical Co.(a)(b)	13,578	398,922
Steris PLC(a)	26,828	3,994,153
Stryker Corp.	110,156	22,645,870
Surmodics Inc.(a)	4,547	196,294
Tactile Systems Technology Inc.(a)(b)	5,600	318,752
Tandem Diabetes Care Inc.(a)(b)	17,779	1,147,101
Teleflex Inc.	14,805	4,902,676
TransEnterix Inc.(a)(b)	49,068	66,732
TransMedics Group Inc.(a)	3,344	96,943
Utah Medical Products Inc.	1,000	95,700
Varex Imaging Corp.(a)(b)	11,745	359,984
Varian Medical Systems Inc.(a)	29,287	3,986,839
ViewRay Inc.(a)(b)	24,856	218,981
West Pharmaceutical Services Inc.	23,425	2,931,639
Wright Medical Group NV(a)(b)	39,120	1,166,558
Zimmer Biomet Holdings Inc.	65,333	7,692,307

		327,049,283

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	27,343	955,638
Addus HomeCare Corp.(a)	3,083	231,071
Amedisys Inc.(a)	10,000	1,214,100
American Renal Associates Holdings Inc.(a)	2,612	19,433
AmerisourceBergen Corp.	49,224	4,196,838
AMN Healthcare Services Inc.(a)(b)	15,501	840,929
Anthem Inc.	82,642	23,322,399
Apollo Medical Holdings Inc.(a)(b)	1,156	19,317
BioScrip Inc.(a)	52,121	135,515
BioTelemetry Inc.(a)(b)	10,800	520,020
Brookdale Senior Living Inc.(a)(b)	58,951	425,037
Cardinal Health Inc.	95,774	4,510,955
Centene Corp.(a)	130,440	6,840,274
Chemed Corp.	5,051	1,822,603
Cigna Corp.(a)	119,562	18,836,993
Community Health Systems Inc.(a)	35,451	94,654
CorVel Corp.(a)	2,439	212,217

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Covetrus Inc.(a)(b)	31,062	$759,776
Cross Country Healthcare Inc.(a)	14,286	134,003
CVS Health Corp.	416,949	22,719,551
DaVita Inc.(a)	41,176	2,316,562
Diplomat Pharmacy Inc.(a)	19,887	121,112
Encompass Health Corp.	30,808	1,951,995
Ensign Group Inc. (The)	16,339	930,016
Enzo Biochem Inc.(a)	12,104	40,790
Genesis Healthcare Inc.(a)(b)	16,759	20,781
Guardant Health Inc.(a)(b)	10,985	948,335
Hanger Inc.(a)	11,548	221,144
HCA Healthcare Inc.	86,479	11,689,366
HealthEquity Inc.(a)	19,569	1,279,813
Henry Schein Inc.(a)(b)	48,272	3,374,213
Humana Inc.	43,548	11,553,284
Joint Corp. (The)(a)	5,324	96,897
Laboratory Corp. of America Holdings(a)	31,479	5,442,719
LHC Group Inc.(a)	9,761	1,167,220
Magellan Health Inc.(a)	7,598	564,000
McKesson Corp.	61,385	8,249,530
MEDNAX Inc.(a)	28,894	728,996
Molina Healthcare Inc.(a)	19,503	2,791,659
National HealthCare Corp.	4,207	341,398
National Research Corp.	4,467	257,255
Owens & Minor Inc.	18,698	59,834
Patterson Companies Inc.	25,630	586,927
PetIQ Inc.(a)(b)	6,250	206,000
Premier Inc., Class A(a)	16,431	642,616
Providence Service Corp. (The)(a)(b)	3,626	207,915
Quest Diagnostics Inc.	43,679	4,446,959
R1 RCM Inc.(a)(b)	31,117	391,452
RadNet Inc.(a)	10,096	139,224
Select Medical Holdings Corp.(a)	36,251	575,303
Surgery Partners Inc.(a)	4,691	38,185
Tenet Healthcare Corp.(a)	32,792	677,483
Tivity Health Inc.(a)	13,991	230,012
Triple-S Management Corp., Class B(a)	7,252	172,960
U.S. Physical Therapy Inc.	4,234	518,961
UnitedHealth Group Inc.	303,619	74,086,072
Universal Health Services Inc., Class B	26,600	3,468,374
WellCare Health Plans Inc.(a)	16,124	4,596,469

		232,943,154

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)(b)	56,216	653,792
Castlight Health Inc., Class B(a)	37,278	120,408
Cerner Corp.	103,857	7,612,718
Computer Programs & Systems Inc.	3,260	90,595
Evolent Health Inc., Class A(a)	20,557	163,428
HealthStream Inc.(a)	8,276	214,017
HMS Holdings Corp.(a)	28,278	915,925
Inovalon Holdings Inc., Class A(a)(b)	24,834	360,341
Inspire Medical Systems Inc.(a)(b)	4,373	265,223
Medidata Solutions Inc.(a)	19,306	1,747,386
NextGen Healthcare Inc.(a)	15,758	313,584
Omnicell Inc.(a)	12,560	1,080,537
OptimizeRx Corp.(a)	6,207	100,553
Simulations Plus Inc.	3,418	97,618
Tabula Rasa HealthCare Inc.(a)(b)	5,445	271,869
Teladoc Health Inc.(a)(b)	22,770	1,512,156
Veeva Systems Inc., Class A(a)	40,833	6,619,438

Security	Shares	Value

Health Care Technology (continued)
Vocera Communications Inc.(a)(b)	9,374	$299,218

		22,438,806

Hotels, Restaurants & Leisure — 2.2%
Aramark	77,940	2,810,516
BBX Capital Corp.	21,626	106,184
Biglari Holdings Inc., Class B, NVS(a)(b)	280	29,081
BJ’s Restaurants Inc.	7,246	318,389
Bloomin’ Brands Inc.	27,527	520,536
Bluegreen Vacations Corp.	4,642	54,265
Boyd Gaming Corp.	25,187	678,538
Brinker International Inc.	11,198	440,641
Caesars Entertainment Corp.(a)	179,024	2,116,064
Carnival Corp.	128,303	5,972,505
Carrols Restaurant Group Inc.(a)(b)	13,217	119,350
Century Casinos Inc.(a)	6,515	63,195
Cheesecake Factory Inc. (The)	13,908	608,058
Chipotle Mexican Grill Inc.(a)	8,203	6,011,815
Choice Hotels International Inc.	11,323	985,214
Churchill Downs Inc.	11,090	1,276,126
Chuy’s Holdings Inc.(a)(b)	4,682	107,311
Cracker Barrel Old Country Store Inc.	6,130	1,046,575
Darden Restaurants Inc.	39,617	4,822,577
Dave & Buster’s Entertainment Inc.	11,883	480,905
Del Frisco’s Restaurant Group Inc.(a)	6,809	54,200
Del Taco Restaurants Inc.(a)(b)	12,789	163,955
Denny’s Corp.(a)	20,863	428,317
Dine Brands Global Inc.	5,429	518,307
Domino’s Pizza Inc.	13,333	3,710,307
Drive Shack Inc.(a)(b)	19,262	90,339
Dunkin’ Brands Group Inc.	26,167	2,084,463
El Pollo Loco Holdings Inc.(a)	8,775	93,541
Eldorado Resorts Inc.(a)	20,680	952,728
Empire Resorts Inc.(a)	880	8,448
Everi Holdings Inc.(a)	19,765	235,796
Extended Stay America Inc.	59,960	1,012,724
Fiesta Restaurant Group Inc.(a)	8,596	112,951
Golden Entertainment Inc.(a)	6,281	87,934
Habit Restaurants Inc. (The), Class A(a)	3,958	41,519
Hilton Grand Vacations Inc.(a)(b)	31,677	1,007,962
Hilton Worldwide Holdings Inc.	92,182	9,009,869
Hyatt Hotels Corp., Class A	13,355	1,016,716
International Game Technology PLC	29,898	387,777
International Speedway Corp., Class A	7,533	338,156
J Alexander’s Holdings Inc.(a)	4,542	51,007
Jack in the Box Inc.	7,843	638,342
Las Vegas Sands Corp.	109,287	6,457,769
Lindblad Expeditions Holdings Inc.(a)(b)	4,480	80,416
Marriott International Inc./MD, Class A	89,056	12,493,666
Marriott Vacations Worldwide Corp.	14,078	1,357,119
McDonald’s Corp.	246,498	51,187,775
MGM Resorts International	166,763	4,764,419
Monarch Casino & Resort Inc.(a)	4,341	185,534
Nathan’s Famous Inc.	946	73,902
Noodles & Co.(a)	3,671	28,927
Norwegian Cruise Line Holdings Ltd.(a)	69,750	3,740,692
Papa John’s International Inc.	6,329	283,033
Penn National Gaming Inc.(a)(b)	33,958	654,031
Planet Fitness Inc., Class A(a)(b)	28,288	2,049,183
PlayAGS Inc.(a)	7,209	140,215
Potbelly Corp.(a)(b)	8,559	43,565

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
RCI Hospitality Holdings Inc.	3,468	$60,725
Red Lion Hotels Corp.(a)	4,336	30,829
Red Robin Gourmet Burgers Inc.(a)	4,329	132,338
Red Rock Resorts Inc., Class A	21,088	452,970
Royal Caribbean Cruises Ltd.	55,016	6,668,489
Ruth’s Hospitality Group Inc.	10,059	228,440
Scientific Games Corp./DE, Class A(a)	16,257	322,214
SeaWorld Entertainment Inc.(a)	16,706	517,886
Shake Shack Inc., Class A(a)	8,468	611,390
Six Flags Entertainment Corp.	25,486	1,266,144
Speedway Motorsports Inc.	3,370	62,514
Starbucks Corp.	388,970	32,607,355
Target Hospitality Corp.(a)	10,527	95,796
Texas Roadhouse Inc.	22,193	1,191,098
Twin River Worldwide Holdings Inc.(a)	6,675	198,581
Vail Resorts Inc.	12,782	2,852,687
Wendy’s Co. (The)	57,598	1,127,769
Wingstop Inc.	9,013	853,982
Wyndham Destinations Inc.	30,830	1,353,437
Wyndham Hotels & Resorts Inc.	31,421	1,751,407
Wynn Resorts Ltd.	31,368	3,889,318
Yum China Holdings Inc.	117,383	5,423,095
Yum! Brands Inc.	98,457	10,896,236

		206,748,149

Household Durables — 0.5%
Bassett Furniture Industries Inc.	2,948	44,957
Beazer Homes USA Inc.(a)(b)	11,767	113,081
Cavco Industries Inc.(a)	2,907	457,969
Century Communities Inc.(a)(b)	8,181	217,451
DR Horton Inc.	109,164	4,708,243
Ethan Allen Interiors Inc.	7,257	152,832
Flexsteel Industries Inc.	2,545	43,418
Garmin Ltd.	46,525	3,712,695
GoPro Inc., Class A(a)	37,788	206,322
Green Brick Partners Inc.(a)	4,261	35,409
Hamilton Beach Brands Holding Co., Class A	2,993	57,017
Helen of Troy Ltd.(a)	8,159	1,065,484
Hooker Furniture Corp.	3,016	62,190
Installed Building Products Inc.(a)	7,248	429,227
iRobot Corp.(a)	8,672	794,702
KB Home	27,681	712,232
La-Z-Boy Inc.	15,232	467,013
Leggett & Platt Inc.	41,316	1,585,295
Lennar Corp., Class A	91,144	4,416,838
Lennar Corp., Class B	4,403	169,559
LGI Homes Inc.(a)(b)	5,982	427,294
Lifetime Brands Inc.	2,521	23,849
Lovesac Co. (The)(a)	3,301	102,562
M/I Homes Inc.(a)	8,695	248,155
MDC Holdings Inc.	16,416	538,116
Meritage Homes Corp.(a)	12,252	629,018
Mohawk Industries Inc.(a)	19,098	2,816,382
Newell Brands Inc.	121,686	1,876,398
NVR Inc.(a)	1,003	3,380,361
PulteGroup Inc.	82,668	2,613,962
Purple Innovation Inc.(a)	11,141	75,202
Roku Inc.(a)	26,262	2,378,812
Skyline Champion Corp.(a)	16,048	439,394
Sonos Inc.(a)(b)	22,234	252,134
Taylor Morrison Home Corp.(a)	35,053	734,711

Security	Shares	Value

Household Durables (continued)
Tempur Sealy International Inc.(a)	14,472	$1,061,811
Toll Brothers Inc.	42,687	1,563,198
TopBuild Corp.(a)	11,420	945,119
TRI Pointe Group Inc.(a)	47,734	571,376
Tupperware Brands Corp.	16,057	305,565
Universal Electronics Inc.(a)	4,334	177,781
Whirlpool Corp.	20,052	2,854,603
William Lyon Homes, Class A(a)	9,893	180,349
ZAGG Inc.(a)(b)	8,740	60,830

		43,708,916

Household Products — 1.4%
Central Garden & Pet Co.(a)	3,111	83,841
Central Garden & Pet Co., Class A, NVS(a)	13,875	341,880
Church & Dwight Co. Inc.	78,477	5,733,530
Clorox Co. (The)	41,012	6,279,347
Colgate-Palmolive Co.	269,962	19,348,177
Energizer Holdings Inc.	20,258	782,769
Kimberly-Clark Corp.	109,618	14,609,887
Oil-Dri Corp. of America	1,355	46,124
Procter & Gamble Co. (The)	794,065	87,069,227
Spectrum Brands Holdings Inc.	11,292	607,171
WD-40 Co.	4,118	654,927

		135,556,880

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	214,488	3,594,819
Atlantic Power Corp.(a)	33,620	81,361
Clearway Energy Inc., Class A	9,890	160,020
Clearway Energy Inc., Class C	23,241	391,843
NRG Energy Inc.	85,431	3,000,337
Ormat Technologies Inc.	13,139	832,881
Pattern Energy Group Inc., Class A	29,022	670,118
TerraForm Power Inc., Class A	25,444	363,849
Vistra Energy Corp.	133,349	3,019,021

		12,114,249

Industrial Conglomerates — 1.2%
3M Co.	179,516	31,117,303
Carlisle Companies Inc.	18,454	2,591,126
General Electric Co.	2,779,435	29,184,068
Honeywell International Inc.	233,454	40,758,734
Raven Industries Inc.	10,729	384,957
Roper Technologies Inc.	32,867	12,037,867

		116,074,055

Insurance — 2.7%
Aflac Inc.	236,792	12,978,570
Alleghany Corp.(a)	4,591	3,126,976
Allstate Corp. (The)	106,630	10,843,205
Ambac Financial Group Inc.(a)	15,476	260,771
American Equity Investment Life Holding Co.	27,480	746,357
American Financial Group Inc./OH	23,113	2,368,389
American International Group Inc.	279,441	14,888,616
American National Insurance Co.	2,130	248,081
AMERISAFE Inc.	5,221	332,943
Aon PLC	77,078	14,874,512
Arch Capital Group Ltd.(a)	125,201	4,642,453
Argo Group International Holdings Ltd.	9,839	728,578
Arthur J Gallagher & Co.	58,967	5,164,920
Assurant Inc.	19,163	2,038,560
Assured Guaranty Ltd.	33,796	1,422,136
Athene Holding Ltd., Class A(a)	50,196	2,161,440

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Axis Capital Holdings Ltd.	26,456	$1,578,100
Brighthouse Financial Inc.(a)(b)	38,960	1,429,442
Brown & Brown Inc.	76,121	2,550,053
Chubb Ltd.	146,807	21,623,203
Cincinnati Financial Corp.	49,275	5,108,339
Citizens Inc./TX(a)(b)	11,274	82,300
CNA Financial Corp.	9,630	453,284
CNO Financial Group Inc.	52,457	874,983
Crawford & Co., Class B	945	8,798
Donegal Group Inc., Class A	2,217	33,854
eHealth Inc.(a)(b)	6,545	563,524
EMC Insurance Group Inc.	1,949	70,222
Employers Holdings Inc.	10,234	432,591
Enstar Group Ltd.(a)	3,879	676,032
Erie Indemnity Co., Class A, NVS	7,822	1,988,978
Everest Re Group Ltd.	13,047	3,224,957
FBL Financial Group Inc., Class A	2,922	186,424
FedNat Holding Co.	3,319	47,362
Fidelity National Financial Inc.	84,770	3,416,231
First American Financial Corp.	34,634	1,859,846
Genworth Financial Inc., Class A(a)	161,322	598,505
Global Indemnity Ltd.	3,059	94,707
Goosehead Insurance Inc., Class A(b)	3,408	162,902
Greenlight Capital Re Ltd., Class A(a)	8,352	70,908
Hallmark Financial Services Inc.(a)	4,252	60,506
Hanover Insurance Group Inc. (The)	13,012	1,669,440
Hartford Financial Services Group Inc. (The)	115,575	6,439,839
HCI Group Inc.	3,363	136,101
Health Insurance Innovations Inc., Class A(a)(b)	3,470	89,942
Heritage Insurance Holdings Inc.	6,932	106,822
Horace Mann Educators Corp.	11,325	456,284
Independence Holding Co.	2,292	88,746
Investors Title Co.	389	64,963
James River Group Holdings Ltd.	8,648	405,591
Kemper Corp.	19,725	1,702,070
Kinsale Capital Group Inc.(b)	6,193	566,536
Lincoln National Corp.	64,681	4,168,690
Loews Corp.	84,179	4,602,066
Markel Corp.(a)	4,338	4,726,685
Marsh & McLennan Companies Inc.	162,574	16,216,756
MBIA Inc.(a)(b)	27,876	259,526
Mercury General Corp.	8,437	527,313
MetLife Inc.	258,058	12,817,741
National General Holdings Corp.	19,344	443,751
National Western Life Group Inc., Class A	739	189,923
NI Holdings Inc.(a)	4,394	77,378
Old Republic International Corp.	89,502	2,003,055
Primerica Inc.	13,688	1,641,876
Principal Financial Group Inc.	87,839	5,087,635
ProAssurance Corp.	17,330	625,786
Progressive Corp. (The)	187,148	14,958,740
Protective Insurance Corp., Class B	2,567	44,589
Prudential Financial Inc.	130,225	13,152,725
Reinsurance Group of America Inc.	20,104	3,136,827
RenaissanceRe Holdings Ltd.	13,976	2,487,868
RLI Corp.	12,700	1,088,517
Safety Insurance Group Inc.	4,541	431,985
Selective Insurance Group Inc.	18,587	1,391,980
State Auto Financial Corp.	4,458	156,030
Stewart Information Services Corp.	7,103	287,600

Security	Shares	Value

Insurance (continued)
Third Point Reinsurance Ltd.(a)	23,255	$239,992
Tiptree Inc.	13,152	82,858
Torchmark Corp.	34,734	3,107,304
Travelers Companies Inc. (The)	84,002	12,559,979
Trupanion Inc.(a)(b)	10,026	362,239
United Fire Group Inc.	7,025	340,432
United Insurance Holdings Corp.	4,493	64,070
Universal Insurance Holdings Inc.	10,661	297,442
Unum Group	66,192	2,220,742
Watford Holdings Ltd.(a)	6,452	176,914
White Mountains Insurance Group Ltd.	963	983,666
Willis Towers Watson PLC	41,633	7,974,385
WR Berkley Corp.	45,660	3,010,364

		257,694,321

Interactive Media & Services — 4.0%
Alphabet Inc., Class A(a)	96,186	104,150,201
Alphabet Inc., Class C, NVS(a)	97,717	105,623,283
Care.com Inc.(a)	8,536	93,725
Cargurus Inc.(a)(b)	23,663	854,471
Cars.com Inc.(a)(b)	22,300	439,756
DHI Group Inc.(a)	24,071	85,933
Eventbrite Inc., Class A(a)	11,647	188,681
Facebook Inc., Class A(a)	767,732	148,172,276
IAC/InterActiveCorp.(a)	23,869	5,192,224
Liberty TripAdvisor Holdings Inc., Class A(a)	21,510	266,724
Match Group Inc.	17,716	1,191,755
Meet Group Inc. (The)(a)	30,229	105,197
QuinStreet Inc.(a)	14,736	233,566
Travelzoo(a)	417	6,439
TripAdvisor Inc.(a)	32,916	1,523,682
TrueCar Inc.(a)(b)	28,748	156,964
Twitter Inc.(a)	241,600	8,431,840
Yelp Inc.(a)	26,828	916,981
Zillow Group Inc., Class A(a)(b)	17,583	804,598
Zillow Group Inc., Class C, NVS(a)(b)	38,560	1,788,798

		380,227,094

Internet & Direct Marketing Retail — 3.2%
1-800-Flowers.com Inc., Class A(a)	7,519	141,959
Amazon.com Inc.(a)	132,866	251,599,044
Booking Holdings Inc.(a)	13,875	26,011,601
Duluth Holdings Inc., Class B(a)(b)	2,276	30,931
eBay Inc.	264,841	10,461,219
Etsy Inc.(a)(b)	38,451	2,359,738
Expedia Group Inc.	37,778	5,025,607
Groupon Inc.(a)	138,547	495,998
GrubHub Inc.(a)(b)	28,661	2,235,271
Lands’ End Inc.(a)(b)	4,398	53,744
Leaf Group Ltd.(a)	9,986	73,996
Liberty Expedia Holdings Inc., Class A(a)	16,461	786,671
Liquidity Services Inc.(a)	6,830	41,595
Overstock.com Inc.(a)(b)	9,311	126,630
PetMed Express Inc.(b)	5,765	90,338
Quotient Technology Inc.(a)(b)	24,195	259,854
Qurate Retail Inc.(a)(b)	126,443	1,566,629
Rubicon Project Inc. (The)(a)	15,277	97,162
Shutterfly Inc.(a)(b)	10,044	507,724
Shutterstock Inc.	5,674	222,364
Stamps.com Inc.(a)	5,452	246,812
Stitch Fix Inc., Class A(a)	13,368	427,642

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Waitr Holdings Inc.(a)	16,721	$105,175
Wayfair Inc., Class A(a)(b)	19,714	2,878,244

		305,845,948

IT Services — 5.3%
Accenture PLC, Class A	204,742	37,830,179
Akamai Technologies Inc.(a)	51,624	4,137,147
Alliance Data Systems Corp.	14,279	2,000,916
Amdocs Ltd.	43,845	2,722,336
Automatic Data Processing Inc.	139,526	23,067,834
Black Knight Inc.(a)	46,216	2,779,892
Booz Allen Hamilton Holding Corp.	43,784	2,898,939
Brightcove Inc.(a)(b)	8,328	86,028
Broadridge Financial Solutions Inc.	36,790	4,697,347
CACI International Inc., Class A(a)	7,708	1,576,980
Carbonite Inc.(a)(b)	9,910	258,056
Cardtronics PLC, Class A(a)(b)	13,304	363,465
Cass Information Systems Inc.	4,107	199,107
Cognizant Technology Solutions Corp., Class A	182,098	11,543,192
Conduent Inc.(a)(b)	61,731	592,000
CoreLogic Inc.(a)	26,377	1,103,350
CSG Systems International Inc.	9,930	484,882
DXC Technology Co.	86,117	4,749,353
Endurance International Group Holdings Inc.(a)(b)	29,790	142,992
EPAM Systems Inc.(a)	16,777	2,904,099
Euronet Worldwide Inc.(a)	15,973	2,687,298
EVERTEC Inc.	19,228	628,756
Evo Payments Inc., Class A(a)(b)	8,466	266,933
Exela Technologies Inc.(a)	17,914	39,232
ExlService Holdings Inc.(a)	11,109	734,638
Fidelity National Information Services Inc.	103,701	12,722,039
First Data Corp., Class A(a)	182,811	4,948,694
Fiserv Inc.(a)(b)	125,715	11,460,179
FleetCor Technologies Inc.(a)	27,390	7,692,482
Gartner Inc.(a)	28,016	4,508,895
Genpact Ltd.	52,822	2,011,990
Global Payments Inc.	50,240	8,044,931
GoDaddy Inc., Class A(a)	56,381	3,955,127
GTT Communications Inc.(a)(b)	13,397	235,787
Hackett Group Inc. (The)	7,352	123,440
I3 Verticals Inc., Class A(a)	4,326	127,401
Information Services Group Inc.(a)	9,523	30,093
International Business Machines Corp.	284,916	39,289,916
International Money Express Inc.(a)	6,588	92,891
Jack Henry & Associates Inc.	24,949	3,341,170
KBR Inc.	43,678	1,089,329
Leidos Holdings Inc.	43,652	3,485,612
Limelight Networks Inc.(a)(b)	35,136	94,867
LiveRamp Holdings Inc.(a)	21,598	1,047,071
ManTech International Corp./VA, Class A	8,490	559,067
Mastercard Inc., Class A	288,358	76,279,342
MAXIMUS Inc.	19,850	1,439,919
MongoDB Inc.(a)	7,668	1,166,226
NIC Inc.	18,921	303,493
Okta Inc.(a)(b)	32,741	4,043,841
Paychex Inc.	103,396	8,508,457
PayPal Holdings Inc.(a)	377,472	43,205,445
Paysign Inc.(a)	9,492	126,908
Perficient Inc.(a)	9,496	325,903
Perspecta Inc.	45,121	1,056,283
Presidio Inc.	11,593	158,476

Security	Shares	Value

IT Services (continued)
PRGX Global Inc.(a)	10,112	$67,953
Sabre Corp.	87,551	1,943,632
Science Applications International Corp.	18,925	1,638,148
Square Inc., Class A(a)(b)	106,805	7,746,567
Switch Inc., Class A(b)	18,801	246,105
Sykes Enterprises Inc.(a)	11,090	304,531
Total System Services Inc.	56,095	7,195,306
TTEC Holdings Inc.	5,541	258,155
Tucows Inc., Class A(a)(b)	2,804	171,100
Twilio Inc., Class A(a)	37,007	5,045,904
Unisys Corp.(a)(b)	15,974	155,267
USA Technologies Inc.(a)(b)	17,400	129,282
VeriSign Inc.(a)	33,710	7,050,784
Verra Mobility Corp.(a)	31,397	410,987
Virtusa Corp.(a)	9,211	409,245
Visa Inc., Class A	558,868	96,991,541
Western Union Co. (The)	142,040	2,825,176
WEX Inc.(a)	13,792	2,870,115
Worldpay Inc., Class A(a)	99,257	12,163,945

		497,593,968

Leisure Products — 0.1%
Acushnet Holdings Corp.	11,200	294,112
American Outdoor Brands Corp.(a)	17,850	160,829
Brunswick Corp./DE	27,853	1,278,174
Callaway Golf Co.	28,152	483,088
Clarus Corp.	53	765
Escalade Inc.	2,947	33,802
Hasbro Inc.	36,889	3,898,430
Johnson Outdoors Inc., Class A	1,798	134,077
Malibu Boats Inc., Class A(a)	7,667	297,863
Marine Products Corp.	1,471	22,712
MasterCraft Boat Holdings Inc.(a)	6,288	123,182
Mattel Inc.(a)(b)	108,289	1,213,920
Polaris Industries Inc.	18,521	1,689,671
Sturm Ruger & Co. Inc.	5,004	272,618
Vista Outdoor Inc.(a)	18,822	167,139
YETI Holdings Inc.(a)(b)	9,534	276,009

		10,346,391

Life Sciences Tools & Services — 1.1%
Accelerate Diagnostics Inc.(a)(b)	6,569	150,299
Agilent Technologies Inc.	102,100	7,623,807
Bio-Rad Laboratories Inc., Class A(a)	6,637	2,074,660
Bio-Techne Corp.	12,188	2,541,076
Bruker Corp.	33,512	1,673,924
Cambrex Corp.(a)	10,265	480,505
Charles River Laboratories International Inc.(a)	15,149	2,149,643
ChromaDex Corp.(a)(b)	22,277	103,588
Codexis Inc.(a)(b)	15,971	294,346
Fluidigm Corp.(a)	22,039	271,520
Illumina Inc.(a)	47,180	17,369,317
IQVIA Holdings Inc.(a)	57,609	9,269,288
Luminex Corp.	11,672	240,910
Medpace Holdings Inc.(a)	8,799	575,631
Mettler-Toledo International Inc.(a)(b)	7,910	6,644,400
NanoString Technologies Inc.(a)	9,583	290,844
NeoGenomics Inc.(a)(b)	26,201	574,850
Pacific Biosciences of California Inc.(a)	40,839	247,076
PerkinElmer Inc.(b)	35,186	3,389,819
PRA Health Sciences Inc.(a)	18,855	1,869,473

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
QIAGEN NV(a)(b)	70,345	$2,852,490
Quanterix Corp.(a)	3,035	102,553
Syneos Health Inc.(a)(b)	19,471	994,773
Thermo Fisher Scientific Inc.	128,077	37,613,653
Waters Corp.(a)	22,087	4,754,006

		104,152,451

Machinery — 2.0%
Actuant Corp., Class A	18,835	467,296
AGCO Corp.	20,479	1,588,556
Alamo Group Inc.	2,919	291,696
Albany International Corp., Class A	9,556	792,288
Allison Transmission Holdings Inc.	36,369	1,685,703
Altra Industrial Motion Corp.	21,522	772,209
Astec Industries Inc.	7,205	234,595
Barnes Group Inc.	14,736	830,226
Blue Bird Corp.(a)	5,267	103,707
Briggs & Stratton Corp.	14,248	145,900
Caterpillar Inc.	178,137	24,278,292
Chart Industries Inc.(a)	11,562	888,887
CIRCOR International Inc.(a)	5,249	241,454
Colfax Corp.(a)	31,078	871,116
Columbus McKinnon Corp./NY	7,841	329,087
Commercial Vehicle Group Inc.(a)	10,188	81,708
Crane Co.	16,623	1,387,023
Cummins Inc.	49,340	8,453,916
Deere & Co.	102,169	16,930,425
Donaldson Co. Inc.	41,323	2,101,688
Douglas Dynamics Inc.	6,522	259,510
Dover Corp.	46,011	4,610,302
Eastern Co. (The)	2,702	75,710
Energy Recovery Inc.(a)(b)	10,557	110,004
EnPro Industries Inc.	6,191	395,233
ESCO Technologies Inc.	7,849	648,484
Evoqua Water Technologies Corp.(a)	23,763	338,385
Federal Signal Corp.	17,792	475,936
Flowserve Corp.	42,378	2,232,897
Fortive Corp.	94,565	7,708,939
Franklin Electric Co. Inc.	15,632	742,520
Gardner Denver Holdings Inc.(a)(b)	42,818	1,481,503
Gates Industrial Corp. PLC(a)	14,075	160,596
Gencor Industries Inc.(a)	2,346	30,498
Gorman-Rupp Co. (The)	5,623	184,603
Graco Inc.	52,701	2,644,536
Graham Corp.	3,083	62,307
Greenbrier Companies Inc. (The)	9,949	302,450
Harsco Corp.(a)	27,223	746,999
Helios Technologies Inc.	9,721	451,152
Hillenbrand Inc.	20,573	814,074
Hurco Companies Inc.	1,931	68,666
Hyster-Yale Materials Handling Inc.	2,992	165,338
IDEX Corp.	24,517	4,220,356
Illinois Tool Works Inc.	104,188	15,712,592
Ingersoll-Rand PLC	77,259	9,786,398
ITT Inc.	27,763	1,817,921
John Bean Technologies Corp.(b)	10,203	1,235,889
Kadant Inc.	3,354	304,577
Kennametal Inc.	26,356	974,908
LB Foster Co., Class A(a)	4,190	114,555
Lincoln Electric Holdings Inc.	19,905	1,638,580
Lindsay Corp.	3,630	298,422

Security	Shares	Value

Machinery (continued)
Luxfer Holdings PLC	8,672	$212,637
Lydall Inc.(a)	5,067	102,353
Manitowoc Co. Inc. (The)(a)(b)	10,976	195,373
Meritor Inc.(a)(b)	24,964	605,377
Middleby Corp. (The)(a)	17,950	2,435,815
Milacron Holdings Corp.(a)	22,641	312,446
Miller Industries Inc./TN	3,185	97,939
Mueller Industries Inc.	18,439	539,710
Mueller Water Products Inc., Class A	46,036	452,074
Navistar International Corp.(a)	16,360	563,602
NN Inc.	17,045	166,359
Nordson Corp.	18,433	2,604,767
Omega Flex Inc.	862	66,210
Oshkosh Corp.	22,416	1,871,512
PACCAR Inc.	108,716	7,790,589
Parker-Hannifin Corp.	41,457	7,048,105
Park-Ohio Holdings Corp.	2,510	81,801
Pentair PLC	54,865	2,040,978
Proto Labs Inc.(a)	8,534	990,115
RBC Bearings Inc.(a)	7,400	1,234,394
REV Group Inc.	11,146	160,614
Rexnord Corp.(a)(b)	32,333	977,103
Snap-on Inc.	17,924	2,968,931
Spartan Motors Inc.	10,117	110,882
SPX Corp.(a)	14,558	480,705
SPX FLOW Inc.(a)(b)	13,823	578,631
Standex International Corp.	3,625	265,132
Stanley Black & Decker Inc.	48,761	7,051,328
Tennant Co.	5,501	336,661
Terex Corp.	21,467	674,064
Timken Co. (The)	21,484	1,102,989
Titan International Inc.	13,609	66,548
Toro Co. (The)	33,440	2,237,136
TriMas Corp.(a)	16,011	495,861
Trinity Industries Inc.	34,123	708,052
Twin Disc Inc.(a)	2,650	40,015
Wabash National Corp.	20,016	325,660
WABCO Holdings Inc.(a)	17,002	2,254,465
Wabtec Corp.(b)	50,997	3,659,545
Watts Water Technologies Inc., Class A	8,467	788,955
Welbilt Inc.(a)(b)	44,446	742,248
Woodward Inc.	17,356	1,964,005
Xylem Inc./NY	57,288	4,791,568

		185,483,866

Marine — 0.0%
Costamare Inc.	21,513	110,362
Eagle Bulk Shipping Inc.(a)	18,037	94,514
Genco Shipping & Trading Ltd.(a)(b)	4,690	39,584
Kirby Corp.(a)	18,638	1,472,402
Matson Inc.	14,286	555,011
Safe Bulkers Inc.(a)(b)	28,824	44,965
Scorpio Bulkers Inc.	21,268	97,833

		2,414,671

Media — 1.5%
Altice USA Inc., Class A(a)	105,429	2,567,196
AMC Networks Inc., Class A(a)	13,771	750,382
Boston Omaha Corp., Class A(a)	4,195	97,114
Cable One Inc.	1,355	1,586,691
Cardlytics Inc.(a)(b)	3,650	94,827

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
CBS Corp., Class B, NVS	106,104	$5,294,590
Central European Media Enterprises Ltd., Class A(a)(b)	22,316	97,298
Charter Communications Inc., Class A(a)	51,262	20,257,717
Clear Channel Outdoor Holdings Inc.(a)	12,094	57,084
Comcast Corp., Class A	1,446,846	61,172,649
comScore Inc.(a)	16,725	86,301
Cumulus Media Inc., Class A(a)	5,426	100,652
Daily Journal Corp.(a)	220	52,360
Discovery Inc., Class A(a)(b)	49,373	1,515,751
Discovery Inc., Class C, NVS(a)(b)	112,697	3,206,230
DISH Network Corp., Class A(a)	71,768	2,756,609
Emerald Expositions Events Inc.	11,148	124,300
Entercom Communications Corp., Class A	39,496	229,077
Entravision Communications Corp., Class A	23,962	74,761
EW Scripps Co. (The), Class A, NVS	16,320	249,533
Fluent Inc.(a)(b)	4,605	24,775
Fox Corp., Class A(a)	111,607	4,089,280
Fox Corp., Class B(a)	51,427	1,878,628
Gannett Co. Inc.	33,522	273,539
Gray Television Inc.(a)(b)	26,066	427,222
Hemisphere Media Group Inc.(a)	8,779	113,425
Interpublic Group of Companies Inc. (The)	124,298	2,807,892
John Wiley & Sons Inc., Class A	14,621	670,519
Liberty Broadband Corp., Class A(a)	8,346	858,303
Liberty Broadband Corp., Class C, NVS(a)	33,654	3,507,420
Liberty Latin America Ltd., Class A(a)	13,718	236,361
Liberty Latin America Ltd., Class C, NVS(a)(b)	35,768	614,852
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	27,998	1,058,604
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	49,989	1,898,582
Loral Space & Communications Inc.(a)(b)	3,715	128,205
MDC Partners Inc., Class A(a)	14,111	35,560
Meredith Corp.	13,130	722,938
MSG Networks Inc., Class A(a)(b)	17,846	370,126
National CineMedia Inc.	21,075	138,252
New Media Investment Group Inc.	18,283	172,591
New York Times Co. (The), Class A	51,907	1,693,206
News Corp., Class A, NVS	120,941	1,631,494
News Corp., Class B	37,473	523,123
Nexstar Media Group Inc., Class A	14,620	1,476,620
Omnicom Group Inc.	71,095	5,826,235
Saga Communications Inc., Class A	1,337	41,768
Scholastic Corp., NVS	8,341	277,255
Sinclair Broadcast Group Inc., Class A	20,924	1,122,154
Sirius XM Holdings Inc.	454,377	2,535,424
TechTarget Inc.(a)(b)	4,795	101,894
TEGNA Inc.	67,229	1,018,519
Tribune Media Co., Class A	28,341	1,309,921
Tribune Publishing Co.	6,473	51,590
WideOpenWest Inc.(a)(b)	6,596	47,887

		138,055,286

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)(b)	96,094	227,743
Alcoa Corp.(a)	59,539	1,393,808
Allegheny Technologies Inc.(a)	39,155	986,706
Carpenter Technology Corp.	14,237	683,091
Century Aluminum Co.(a)(b)	15,241	105,315
Cleveland-Cliffs Inc.	97,336	1,038,575
Coeur Mining Inc.(a)(b)	56,059	243,296
Commercial Metals Co.	37,818	675,051
Compass Minerals International Inc.	10,758	591,152

Security	Shares	Value

Metals & Mining (continued)
Ferroglobe PLC(d)	15,827	$—
Freeport-McMoRan Inc.	465,974	5,409,958
Global Brass & Copper Holdings Inc.	6,310	275,936
Gold Resource Corp.	15,269	51,609
Haynes International Inc.	3,510	111,653
Hecla Mining Co.(b)	152,962	275,332
Kaiser Aluminum Corp.	5,225	510,012
Materion Corp.	5,882	398,859
Newmont Goldcorp Corp.	262,540	10,099,914
NovaGold Resources Inc.(a)	73,783	436,058
Nucor Corp.	98,199	5,410,765
Olympic Steel Inc.	2,529	34,521
Ramaco Resources Inc.(a)	1,878	9,991
Reliance Steel & Aluminum Co.	21,520	2,036,223
Royal Gold Inc.	21,351	2,188,264
Ryerson Holding Corp.(a)	3,231	26,914
Schnitzer Steel Industries Inc., Class A	7,470	195,490
Southern Copper Corp.	25,803	1,002,447
Steel Dynamics Inc.	69,995	2,113,849
SunCoke Energy Inc.(a)	31,402	278,850
Synalloy Corp.	4,365	68,181
TimkenSteel Corp.(a)	11,977	97,373
U.S. Steel Corp.	59,185	906,122
Warrior Met Coal Inc.	17,633	460,574
Worthington Industries Inc.	13,404	539,645

		38,883,277

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	7,292	115,943
AGNC Investment Corp.	172,122	2,895,092
Annaly Capital Management Inc.	466,680	4,260,788
Anworth Mortgage Asset Corp.	23,573	89,342
Apollo Commercial Real Estate Finance Inc.	49,039	901,827
Ares Commercial Real Estate Corp.	8,743	129,921
Arlington Asset Investment Corp., Class A	6,130	42,174
ARMOUR Residential REIT Inc.	17,807	331,922
Blackstone Mortgage Trust Inc., Class A	40,240	1,431,739
Capstead Mortgage Corp.	27,711	231,387
Cherry Hill Mortgage Investment Corp.	4,260	68,160
Chimera Investment Corp.	60,148	1,134,993
Colony Credit Real Estate Inc.	28,030	434,465
Dynex Capital Inc.	5,399	90,433
Ellington Financial Inc.	8,599	154,524
Exantas Capital Corp.	9,115	103,091
Granite Point Mortgage Trust Inc.	14,342	275,223
Great Ajax Corp.	7,209	100,926
Invesco Mortgage Capital Inc.	41,063	661,936
KKR Real Estate Finance Trust Inc.	7,850	156,372
Ladder Capital Corp.	33,345	553,860
MFA Financial Inc.	141,086	1,012,998
New Residential Investment Corp.	134,456	2,069,278
New York Mortgage Trust Inc.	60,187	373,159
Orchid Island Capital Inc.	21,609	137,433
PennyMac Mortgage Investment Trust(c)	24,033	524,640
Ready Capital Corp.	11,435	170,382
Redwood Trust Inc.	31,159	515,058
Starwood Property Trust Inc.	85,289	1,937,766
TPG RE Finance Trust Inc.	17,715	341,722
Two Harbors Investment Corp.	86,977	1,101,999

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Western Asset Mortgage Capital Corp.	13,321	$132,944

		22,481,497

Multi-Utilities — 1.0%
Ameren Corp.	78,643	5,906,876
Avista Corp.	21,301	950,025
Black Hills Corp.	19,249	1,504,694
CenterPoint Energy Inc.	159,391	4,563,364
CMS Energy Corp.	91,254	5,284,519
Consolidated Edison Inc.	105,167	9,221,043
Dominion Energy Inc.	257,336	19,897,219
DTE Energy Co.	58,593	7,492,873
MDU Resources Group Inc.	62,727	1,618,357
NiSource Inc.	119,441	3,439,901
NorthWestern Corp.	16,410	1,183,981
Public Service Enterprise Group Inc.	162,162	9,538,369
Sempra Energy	88,362	12,144,473
Unitil Corp.	4,125	247,046
WEC Energy Group Inc.	101,724	8,480,730

		91,473,470

Multiline Retail — 0.4%
Big Lots Inc.	12,850	367,638
Dillard’s Inc., Class A(b)	4,042	251,736
Dollar General Corp.	83,250	11,252,070
Dollar Tree Inc.(a)	75,351	8,091,944
JC Penney Co. Inc.(a)(b)	99,865	113,846
Kohl’s Corp.	52,101	2,477,403
Macy’s Inc.	97,916	2,101,277
Nordstrom Inc.	34,664	1,104,395
Ollie’s Bargain Outlet Holdings Inc.(a)	16,869	1,469,459
Target Corp.	160,056	13,862,450

		41,092,218

Oil, Gas & Consumable Fuels — 4.2%
Abraxas Petroleum Corp.(a)(b)	50,514	52,029
Altus Midstream Co., Class A(a)	24,975	92,907
Anadarko Petroleum Corp.	161,981	11,429,379
Antero Midstream Corp.	72,280	828,329
Antero Resources Corp.(a)	76,428	422,647
Apache Corp.	122,985	3,562,876
Arch Coal Inc., Class A	5,814	547,737
Ardmore Shipping Corp.(a)	5,319	43,350
Berry Petroleum Corp.	17,735	187,991
Bonanza Creek Energy Inc.(a)	6,480	135,302
Brigham Minerals Inc., Class A(a)	5,129	110,068
Cabot Oil & Gas Corp.	136,755	3,139,895
California Resources Corp.(a)(b)	14,493	285,222
Callon Petroleum Co.(a)(b)	73,873	486,823
Carrizo Oil & Gas Inc.(a)(b)	28,085	281,412
Centennial Resource Development Inc./DE, Class A(a)(b)	57,832	438,945
Cheniere Energy Inc.(a)	74,729	5,115,200
Chesapeake Energy Corp.(a)(b)	417,819	814,747
Chevron Corp.	612,425	76,210,167
Cimarex Energy Co.	31,300	1,857,029
Clean Energy Fuels Corp.(a)(b)	51,786	138,269
CNX Resources Corp.(a)	66,011	482,540
Concho Resources Inc.	63,786	6,581,440
ConocoPhillips	363,332	22,163,252
CONSOL Energy Inc.(a)	9,064	241,193
Continental Resources Inc./OK(a)(b)	28,022	1,179,446

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Contura Energy Inc.(a)	6,055	$314,255
CVR Energy Inc.	9,432	471,506
Delek U.S. Holdings Inc.	25,823	1,046,348
Denbury Resources Inc.(a)	141,855	175,900
Devon Energy Corp.	132,767	3,786,515
DHT Holdings Inc.	32,210	190,361
Diamond S Shipping Inc.(a)	7,990	102,032
Diamondback Energy Inc.	52,706	5,743,373
Dorian LPG Ltd.(a)(b)	8,242	74,343
Earthstone Energy Inc., Class A(a)	8,016	49,058
Energy Fuels Inc./Canada(a)	31,949	100,000
EOG Resources Inc.	186,317	17,357,292
EQT Corp.	83,817	1,325,147
Equitrans Midstream Corp.(a)	67,023	1,321,023
Evolution Petroleum Corp.	4,531	32,397
Extraction Oil & Gas Inc.(a)(b)	37,557	162,622
Exxon Mobil Corp.	1,359,590	104,185,382
Falcon Minerals Corp.(a)	12,299	103,312
GasLog Ltd.	12,726	183,254
Golar LNG Ltd.	29,615	547,285
Goodrich Petroleum Corp.(a)(b)	6,790	88,202
Green Plains Inc.	11,173	120,445
Gulfport Energy Corp.(a)(b)	58,135	285,443
Hallador Energy Co.	11,266	63,428
Hess Corp.	86,197	5,479,543
HighPoint Resources Corp.(a)(b)	38,180	69,488
HollyFrontier Corp.	51,181	2,368,657
International Seaways Inc.(a)	9,123	173,337
Isramco Inc.(a)	237	28,085
Jagged Peak Energy Inc.(a)	17,841	147,545
Kinder Morgan Inc./DE	626,056	13,072,049
Kosmos Energy Ltd.	115,969	727,126
Laredo Petroleum Inc.(a)	53,929	156,394
Magnolia Oil & Gas Corp., Class A(a)	32,215	373,050
Marathon Oil Corp.	265,023	3,765,977
Marathon Petroleum Corp.	210,815	11,780,342
Matador Resources Co.(a)(b)	33,428	664,549
Midstates Petroleum Co. Inc.(a)	5,723	33,709
Montage Resources Corp.(a)(b)	2,673	16,305
Murphy Oil Corp.	52,938	1,304,922
NACCO Industries Inc., Class A	1,452	75,417
Noble Energy Inc.	152,987	3,426,909
Nordic American Tankers Ltd.	44,866	104,986
Northern Oil and Gas Inc.(a)	61,488	118,672
Oasis Petroleum Inc.(a)	101,808	578,269
Occidental Petroleum Corp.	240,200	12,077,256
ONEOK Inc.	132,422	9,111,958
Overseas Shipholding Group Inc., Class A(a)(b)	9,865	18,546
Panhandle Oil and Gas Inc., Class A	4,124	53,777
Par Pacific Holdings Inc.(a)	9,168	188,127
Parsley Energy Inc., Class A(a)	85,218	1,619,994
PBF Energy Inc., Class A	37,424	1,171,371
PDC Energy Inc.(a)	20,529	740,276
Peabody Energy Corp.	25,390	611,899
Penn Virginia Corp.(a)	4,428	135,851
PetroCorp Inc. Escrow(a)(d)	1,248	—
Phillips 66	145,652	13,624,288
Pioneer Natural Resources Co.	54,150	8,331,519
QEP Resources Inc.(a)	73,388	530,595
Range Resources Corp.	65,922	460,136

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Renewable Energy Group Inc.(a)	12,056	$191,208
REX American Resources Corp.(a)	1,890	137,781
Ring Energy Inc.(a)	15,155	49,254
Rosehill Resources Inc.(a)	9,204	34,055
SandRidge Energy Inc.(a)(b)	10,841	75,020
Scorpio Tankers Inc.	16,066	474,268
SemGroup Corp., Class A	24,840	298,080
Ship Finance International Ltd.	26,181	327,524
SilverBow Resources Inc.(a)	3,012	41,716
SM Energy Co.	35,472	444,109
Southwestern Energy Co.(a)(b)	188,662	596,172
SRC Energy Inc.(a)	77,293	383,373
Talos Energy Inc.(a)	6,067	145,911
Targa Resources Corp.	72,574	2,849,255
Teekay Corp.	23,676	81,445
Teekay Tankers Ltd., Class A(a)	85,997	110,076
Tellurian Inc.(a)(b)	28,740	225,609
Ultra Petroleum Corp.(a)	6,056	1,090
Unit Corp.(a)	16,942	150,614
Uranium Energy Corp.(a)(b)	57,606	78,920
Valero Energy Corp.	133,735	11,449,053
W&T Offshore Inc.(a)(b)	29,166	144,663
Whiting Petroleum Corp.(a)(b)	28,003	523,096
Williams Companies Inc. (The)	389,393	10,918,580
World Fuel Services Corp.	21,114	759,260
WPX Energy Inc.(a)	135,473	1,559,294

		399,847,468

Paper & Forest Products — 0.0%
Boise Cascade Co.	11,422	321,072
Clearwater Paper Corp.(a)	5,398	99,809
Domtar Corp.	19,354	861,834
Louisiana-Pacific Corp.	39,589	1,038,023
Neenah Inc.	5,503	371,728
PH Glatfelter Co.	12,412	209,514
Schweitzer-Mauduit International Inc.	9,054	300,412
Verso Corp., Class A(a)(b)	10,798	205,702

		3,408,094

Personal Products — 0.2%
Coty Inc., Class A(b)	92,537	1,239,996
Edgewell Personal Care Co.(a)	17,964	484,130
elf Beauty Inc.(a)	6,429	90,649
Estee Lauder Companies Inc. (The), Class A	68,697	12,579,108
Herbalife Nutrition Ltd.(a)(b)	34,402	1,471,029
Inter Parfums Inc.	6,023	400,469
Medifast Inc.	3,720	477,276
Nature’s Sunshine Products Inc.(a)	3,426	31,827
Nu Skin Enterprises Inc., Class A	17,365	856,442
Revlon Inc., Class A(a)(b)	3,371	65,161
USANA Health Sciences Inc.(a)(b)	4,320	343,138

		18,039,225

Pharmaceuticals — 4.1%
Aclaris Therapeutics Inc.(a)	7,308	16,005
Aerie Pharmaceuticals Inc.(a)(b)	14,373	424,722
Akorn Inc.(a)	28,310	145,797
Allergan PLC	105,329	17,635,234
Amneal Pharmaceuticals Inc.(a)(b)	27,300	195,741
Amphastar Pharmaceuticals Inc.(a)	12,389	261,532
ANI Pharmaceuticals Inc.(a)(b)	3,225	265,095
Aratana Therapeutics Inc.(a)	20,842	107,545

Security	Shares	Value

Pharmaceuticals (continued)
Arvinas Holding Co. LLC(a)(b)	4,066	$89,411
Assertio Therapeutics Inc.(a)	17,592	60,692
Axsome Therapeutics Inc.(a)	7,762	199,872
BioDelivery Sciences International Inc.(a)	25,996	120,881
Bristol-Myers Squibb Co.	524,220	23,773,377
Catalent Inc.(a)	47,165	2,556,815
Chiasma Inc.(a)	12,274	91,687
Collegium Pharmaceutical Inc.(a)(b)	11,196	147,227
Corcept Therapeutics Inc.(a)(b)	33,475	373,246
CorMedix Inc.(a)	9,074	81,394
Cymabay Therapeutics Inc.(a)	18,516	132,575
Dermira Inc.(a)(b)	12,674	121,163
Dova Pharmaceuticals Inc.(a)(b)	3,090	43,569
Elanco Animal Health Inc.(a)	117,553	3,973,291
Eli Lilly & Co.	276,272	30,608,175
Eloxx Pharmaceuticals Inc.(a)(b)	6,765	67,447
Endo International PLC(a)	73,718	303,718
Evolus Inc.(a)(b)	2,624	38,363
Horizon Therapeutics PLC(a)	57,501	1,383,474
Innoviva Inc.(a)	22,866	332,929
Intersect ENT Inc.(a)(b)	9,475	215,651
Intra-Cellular Therapies Inc.(a)(b)	14,747	191,416
Jazz Pharmaceuticals PLC(a)	17,749	2,530,297
Johnson & Johnson	853,386	118,859,602
Kala Pharmaceuticals Inc.(a)(b)	3,095	19,746
Lannett Co. Inc.(a)	7,513	45,529
Liquidia Technologies Inc.(a)	4,825	38,600
Mallinckrodt PLC(a)(b)	25,954	238,258
Marinus Pharmaceuticals Inc.(a)(b)	13,157	54,602
Menlo Therapeutics Inc.(a)	2,866	17,167
Merck & Co. Inc.	827,467	69,383,108
Mylan NV(a)	165,236	3,146,093
MyoKardia Inc.(a)	14,162	710,083
Nektar Therapeutics(a)	53,798	1,914,133
Ocular Therapeutix Inc.(a)(b)	5,200	22,880
Odonate Therapeutics Inc.(a)(b)	3,556	130,470
Omeros Corp.(a)(b)	16,274	255,339
Optinose Inc.(a)(b)	5,034	35,641
Pacira BioSciences Inc.(a)	12,349	537,058
Paratek Pharmaceuticals Inc.(a)(b)	8,153	32,530
Perrigo Co. PLC	40,549	1,930,943
Pfizer Inc.	1,787,237	77,423,107
Phibro Animal Health Corp., Class A	6,220	197,609
Prestige Consumer Healthcare Inc.(a)	16,269	515,402
Reata Pharmaceuticals Inc., Class A(a)	5,889	555,627
Revance Therapeutics Inc.(a)(b)	11,285	146,366
SIGA Technologies Inc.(a)(b)	16,330	92,754
Supernus Pharmaceuticals Inc.(a)	15,566	515,079
TherapeuticsMD Inc.(a)(b)	63,191	164,297
Theravance Biopharma Inc.(a)(b)	12,534	204,680
Tricida Inc.(a)(b)	7,321	288,887
Verrica Pharmaceuticals Inc.(a)(b)	5,748	66,792
WaVe Life Sciences Ltd.(a)(b)	6,717	175,247
Xeris Pharmaceuticals Inc.(a)	4,004	45,806
Zoetis Inc.	153,786	17,453,173
Zogenix Inc.(a)(b)	12,985	620,423
Zynerba Pharmaceuticals Inc.(a)	7,465	101,151

		382,426,523

Professional Services — 0.5%
Acacia Research Corp.(a)	13,218	39,125

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
ASGN Inc.(a)	15,809	$958,025
Barrett Business Services Inc.	2,093	172,882
BG Staffing Inc.	4,396	82,997
CBIZ Inc.(a)	16,202	317,397
CoStar Group Inc.(a)	11,450	6,343,987
CRA International Inc.	3,158	121,046
Equifax Inc.	38,740	5,239,198
Exponent Inc.	15,975	935,177
Forrester Research Inc.	4,335	203,875
Franklin Covey Co.(a)	3,987	135,558
FTI Consulting Inc.(a)	12,531	1,050,599
GP Strategies Corp.(a)(b)	3,193	48,150
Heidrick & Struggles International Inc.	5,335	159,890
Huron Consulting Group Inc.(a)	6,840	344,599
ICF International Inc.	5,735	417,508
IHS Markit Ltd.(a)	127,016	8,093,460
InnerWorkings Inc.(a)(b)	13,006	49,683
Insperity Inc.	12,589	1,537,620
Kelly Services Inc., Class A, NVS	12,019	314,778
Kforce Inc.	8,436	296,019
Korn Ferry	18,937	758,806
ManpowerGroup Inc.	19,713	1,904,276
Mistras Group Inc.(a)	4,539	65,225
Navigant Consulting Inc.	15,180	352,024
Nielsen Holdings PLC	114,376	2,584,898
Resources Connection Inc.	7,723	123,645
Robert Half International Inc.	38,511	2,195,512
TransUnion	60,008	4,411,188
TriNet Group Inc.(a)	13,869	940,318
TrueBlue Inc.(a)	11,923	263,021
Upwork Inc.(a)(b)	17,506	281,497
Verisk Analytics Inc.	51,444	7,534,488
WageWorks Inc.(a)	12,936	657,019
Willdan Group Inc.(a)(b)	2,707	100,836

		49,034,326

Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA(a)	4,295	84,440
CBRE Group Inc., Class A(a)	107,346	5,506,850
Consolidated-Tomoka Land Co.	1,180	70,446
Cushman & Wakefield PLC(a)	32,667	584,086
Forestar Group Inc.(a)(b)	5,154	100,761
FRP Holdings Inc.(a)	1,884	105,071
Griffin Industrial Realty Inc.	193	6,823
HFF Inc., Class A	11,355	516,425
Howard Hughes Corp. (The)(a)	12,277	1,520,384
Jones Lang LaSalle Inc.	14,729	2,072,223
Kennedy-Wilson Holdings Inc.	42,055	865,071
Marcus & Millichap Inc.(a)	6,651	205,183
Maui Land & Pineapple Co. Inc.(a)(b)	3,937	40,512
Newmark Group Inc., Class A	43,998	395,102
Rafael Holdings Inc., Class B(a)	3,504	100,740
RE/MAX Holdings Inc., Class A	5,306	163,213
Realogy Holdings Corp.	37,514	271,601
Redfin Corp.(a)(b)	27,638	496,931
RMR Group Inc. (The), Class A	1,972	92,645
St. Joe Co. (The)(a)(b)	9,997	172,748
Stratus Properties Inc.(a)	1,931	62,622
Tejon Ranch Co.(a)(b)	9,743	161,636

		13,595,513

Security	Shares	Value

Road & Rail — 1.0%
AMERCO	2,839	$1,074,704
ArcBest Corp.	7,399	207,986
Avis Budget Group Inc.(a)	18,859	663,082
Covenant Transportation Group Inc., Class A(a)(b)	3,196	47,013
CSX Corp.	247,693	19,164,007
Daseke Inc.(a)(b)	7,676	27,634
Genesee & Wyoming Inc., Class A(a)	18,806	1,880,600
Heartland Express Inc.	14,184	256,305
Hertz Global Holdings Inc.(a)	6,388	101,953
JB Hunt Transport Services Inc.	27,712	2,533,154
Kansas City Southern	32,496	3,958,663
Knight-Swift Transportation Holdings Inc.	39,456	1,295,735
Landstar System Inc.	12,870	1,389,831
Lyft Inc., Class A(a)	10,451	686,735
Marten Transport Ltd.	11,151	202,391
Norfolk Southern Corp.	85,404	17,023,579
Old Dominion Freight Line Inc.	21,403	3,194,612
Ryder System Inc.	17,520	1,021,416
Saia Inc.(a)	8,493	549,242
Schneider National Inc., Class B	17,610	321,206
U.S. Xpress Enterprises Inc., Class A(a)	6,637	34,114
Uber Technologies Inc.(a)	57,882	2,684,567
Union Pacific Corp.	227,451	38,464,239
Universal Logistics Holdings Inc.	1,466	32,941
Werner Enterprises Inc.	15,744	489,324
YRC Worldwide Inc.(a)(b)	8,408	33,884

		97,338,917

Semiconductors & Semiconductor Equipment — 3.5%
Adesto Technologies Corp.(a)	9,995	81,459
Advanced Energy Industries Inc.(a)(b)	12,808	720,706
Advanced Micro Devices Inc.(a)	321,522	9,764,623
Alpha & Omega Semiconductor Ltd.(a)(b)	5,163	48,222
Ambarella Inc.(a)(b)	10,282	453,745
Amkor Technology Inc.(a)	34,628	258,325
Analog Devices Inc.	118,419	13,365,952
Applied Materials Inc.	304,336	13,667,730
Aquantia Corp.(a)(b)	6,697	87,262
Axcelis Technologies Inc.(a)	12,593	189,525
AXT Inc.(a)	11,958	47,354
Broadcom Inc.	124,074	35,715,942
Brooks Automation Inc.	22,720	880,400
Cabot Microelectronics Corp.	8,921	982,024
CEVA Inc.(a)	6,713	163,462
Cirrus Logic Inc.(a)	20,075	877,277
Cohu Inc.	13,202	203,707
Cree Inc.(a)(b)	34,175	1,919,951
Cypress Semiconductor Corp.	117,453	2,612,155
Diodes Inc.(a)(b)	13,097	476,338
DSP Group Inc.(a)	6,944	99,716
Enphase Energy Inc.(a)(b)	27,161	495,145
Entegris Inc.	45,369	1,693,171
First Solar Inc.(a)(b)	25,599	1,681,342
FormFactor Inc.(a)	24,267	380,264
Ichor Holdings Ltd.(a)(b)	5,611	132,644
Impinj Inc.(a)(b)	5,589	159,957
Inphi Corp.(a)(b)	15,007	751,851
Intel Corp.	1,439,353	68,901,828
KLA-Tencor Corp.	52,528	6,208,810
Lam Research Corp.	48,057	9,027,027
Lattice Semiconductor Corp.(a)(b)	41,168	600,641

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings Inc.(a)	12,562	$190,063
Marvell Technology Group Ltd.	210,271	5,019,169
Maxim Integrated Products Inc.	87,094	5,209,963
MaxLinear Inc.(a)	22,279	522,220
Microchip Technology Inc.	74,777	6,483,166
Micron Technology Inc.(a)	355,173	13,706,126
MKS Instruments Inc.	17,269	1,345,082
Monolithic Power Systems Inc.	13,648	1,853,125
Nanometrics Inc.(a)	6,822	236,792
NeoPhotonics Corp.(a)	8,062	33,699
NVE Corp.	1,312	91,355
NVIDIA Corp.	187,429	30,781,465
ON Semiconductor Corp.(a)(b)	132,245	2,672,671
PDF Solutions Inc.(a)(b)	7,395	97,022
Photronics Inc.(a)	17,541	143,836
Power Integrations Inc.	9,338	748,721
Qorvo Inc.(a)	39,091	2,603,851
QUALCOMM Inc.	390,613	29,713,931
Rambus Inc.(a)	32,510	391,420
Rudolph Technologies Inc.(a)	9,625	265,939
Semtech Corp.(a)	21,460	1,031,153
Silicon Laboratories Inc.(a)	13,518	1,397,761
Skyworks Solutions Inc.	55,825	4,313,598
SMART Global Holdings Inc.(a)	2,988	68,694
SunPower Corp.(a)(b)	16,477	176,139
Synaptics Inc.(a)(b)	11,573	337,237
Teradyne Inc.	54,769	2,623,983
Texas Instruments Inc.	301,166	34,561,810
Ultra Clean Holdings Inc.(a)	9,882	137,557
Universal Display Corp.	13,562	2,550,470
Veeco Instruments Inc.(a)	13,340	163,015
Versum Materials Inc.	35,770	1,845,017
Xilinx Inc.	81,510	9,611,659
Xperi Corp.	15,251	314,018

		333,890,282

Software — 7.1%
2U Inc.(a)(b)	17,134	644,924
8x8 Inc.(a)(b)	28,768	693,309
A10 Networks Inc.(a)	17,724	120,878
ACI Worldwide Inc.(a)	34,780	1,194,345
Adobe Inc.(a)	156,426	46,090,921
Agilysys Inc.(a)	4,300	92,321
Alarm.com Holdings Inc.(a)(b)	11,713	626,645
Altair Engineering Inc., Class A(a)(b)	12,290	496,393
Alteryx Inc., Class A(a)(b)	14,569	1,589,769
Amber Road Inc.(a)	7,969	104,075
American Software Inc./GA, Class A	6,904	90,788
Anaplan Inc.(a)(b)	26,288	1,326,755
ANSYS Inc.(a)	26,828	5,494,911
Appfolio Inc., Class A(a)(b)	4,795	490,385
Appian Corp.(a)	9,941	358,572
Aspen Technology Inc.(a)	22,010	2,735,403
Atlassian Corp. PLC, Class A(a)(b)	33,756	4,416,635
Autodesk Inc.(a)	70,623	11,504,487
Avalara Inc.(a)	13,660	986,252
Avaya Holdings Corp.(a)	32,896	391,791
Benefitfocus Inc.(a)(b)	9,614	261,020
Blackbaud Inc.	15,302	1,277,717
Blackline Inc.(a)(b)	12,593	673,851
Bottomline Technologies DE Inc.(a)	13,261	586,667

Security	Shares	Value

Software (continued)
Box Inc., Class A(a)(b)	45,682	$804,460
Cadence Design Systems Inc.(a)	89,956	6,369,784
Carbon Black Inc.(a)(b)	17,808	297,750
CDK Global Inc.	40,046	1,979,874
Ceridian HCM Holding Inc.(a)(b)	20,092	1,008,618
ChannelAdvisor Corp.(a)	5,919	51,850
Cision Ltd.(a)	24,864	291,655
Citrix Systems Inc.	40,241	3,949,252
Cloudera Inc.(a)(b)	65,125	342,557
CommVault Systems Inc.(a)	10,906	541,156
Cornerstone OnDemand Inc.(a)	17,544	1,016,324
Coupa Software Inc.(a)(b)	19,609	2,482,695
Digimarc Corp.(a)	3,105	137,831
Digital Turbine Inc.(a)	24,665	123,325
DocuSign Inc.(a)(b)	48,973	2,434,448
Domo Inc., Class B(a)(b)	5,350	146,162
Dropbox Inc., Class A(a)	67,819	1,698,866
Ebix Inc.	8,077	405,627
eGain Corp.(a)	7,031	57,232
Elastic NV(a)	11,957	892,710
Envestnet Inc.(a)	14,879	1,017,277
Everbridge Inc.(a)(b)	10,664	953,575
Fair Isaac Corp.(a)	9,250	2,904,685
FireEye Inc.(a)	65,060	963,539
Five9 Inc.(a)(b)	18,136	930,195
ForeScout Technologies Inc.(a)	12,940	438,148
Fortinet Inc.(a)(b)	46,339	3,560,225
GTY Govtech Inc.(a)	12,709	87,057
Guidewire Software Inc.(a)(b)	26,267	2,662,948
HubSpot Inc.(a)	12,759	2,175,665
Instructure Inc.(a)(b)	9,836	418,030
Intelligent Systems Corp.(a)	3,470	99,901
Intuit Inc.	79,936	20,889,675
j2 Global Inc.	14,618	1,299,394
LivePerson Inc.(a)	19,688	552,052
LogMeIn Inc.	16,305	1,201,352
Majesco(a)	2,173	20,231
Manhattan Associates Inc.(a)	20,574	1,426,395
Microsoft Corp.	2,429,850	325,502,706
MicroStrategy Inc., Class A(a)	2,937	420,901
Mitek Systems Inc.(a)	8,505	84,540
MobileIron Inc.(a)	30,486	189,013
Model N Inc.(a)	8,280	161,460
Monotype Imaging Holdings Inc.	14,364	241,890
New Relic Inc.(a)(b)	14,783	1,278,877
Nuance Communications Inc.(a)(b)	95,068	1,518,236
Nutanix Inc., Class A(a)	44,348	1,150,387
OneSpan Inc.(a)	8,406	119,113
Oracle Corp.	737,875	42,036,739
Pagerduty Inc.(a)	3,217	151,360
Palo Alto Networks Inc.(a)(b)	29,301	5,970,372
Paycom Software Inc.(a)(b)	15,893	3,603,261
Paylocity Holding Corp.(a)(b)	10,389	974,696
Pegasystems Inc.	12,180	867,338
Pluralsight Inc., Class A(a)(b)	20,597	624,501
Progress Software Corp.	14,020	611,552
Proofpoint Inc.(a)(b)	17,600	2,116,400
PROS Holdings Inc.(a)(b)	9,705	613,938
PTC Inc.(a)	33,327	2,991,432
Q2 Holdings Inc.(a)	13,183	1,006,654

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
QAD Inc., Class A	4,132	$166,148
Qualys Inc.(a)	10,572	920,610
Rapid7 Inc.(a)(b)	15,335	886,976
RealPage Inc.(a)(b)	25,446	1,497,497
Red Hat Inc.(a)	56,980	10,698,565
RingCentral Inc., Class A(a)(b)	22,042	2,533,067
SailPoint Technologies Holding Inc.(a)(b)	27,335	547,793
salesforce.com Inc.(a)	236,444	35,875,648
SecureWorks Corp., Class A(a)(b)	1,888	25,092
ServiceNow Inc.(a)	58,940	16,183,156
ShotSpotter Inc.(a)	2,277	100,643
Smartsheet Inc., Class A(a)	27,299	1,321,272
SolarWinds Corp.(a)(b)	13,115	240,529
Splunk Inc.(a)	48,123	6,051,467
SPS Commerce Inc.(a)	5,441	556,125
SS&C Technologies Holdings Inc.	70,978	4,089,043
SVMK Inc.(a)(b)	26,747	441,593
Symantec Corp.	192,069	4,179,421
Synchronoss Technologies Inc.(a)	12,692	100,394
Synopsys Inc.(a)	47,631	6,129,633
Tableau Software Inc., Class A(a)(b)	24,339	4,040,761
Telaria Inc.(a)	13,778	103,611
Telenav Inc.(a)(b)	12,451	99,608
Tenable Holdings Inc.(a)	13,003	371,106
Teradata Corp.(a)	37,609	1,348,283
TiVo Corp.	34,964	257,685
Trade Desk Inc. (The), Class A(a)(b)	12,151	2,767,755
Tyler Technologies Inc.(a)	12,340	2,665,687
Upland Software Inc.(a)(b)	7,164	326,177
Varonis Systems Inc.(a)	8,725	540,426
Verint Systems Inc.(a)	20,950	1,126,691
VirnetX Holding Corp.(a)(b)	27,435	170,371
VMware Inc., Class A(b)	24,920	4,166,873
Workday Inc., Class A(a)	51,190	10,523,640
Workiva Inc.(a)(b)	11,173	649,040
Yext Inc.(a)(b)	30,434	611,419
Zendesk Inc.(a)	34,874	3,104,832
Zix Corp.(a)(b)	17,739	161,248
Zscaler Inc.(a)(b)	18,977	1,454,397
Zuora Inc., Class A(a)	27,172	416,275

		668,567,257

Specialty Retail — 2.2%
Aaron’s Inc.	22,132	1,359,126
Abercrombie & Fitch Co., Class A	21,428	343,705
Advance Auto Parts Inc.	22,004	3,391,697
American Eagle Outfitters Inc.	53,668	906,989
America’s Car-Mart Inc./TX(a)	2,306	198,500
Asbury Automotive Group Inc.(a)	6,296	531,005
Ascena Retail Group Inc.(a)(b)	51,200	31,232
At Home Group Inc.(a)	14,429	96,097
AutoNation Inc.(a)	18,139	760,750
AutoZone Inc.(a)	8,018	8,815,550
Barnes & Noble Education Inc.(a)	15,403	51,754
Barnes & Noble Inc.	22,248	148,839
Bed Bath & Beyond Inc.	43,722	508,050
Best Buy Co. Inc.	74,173	5,172,083
Boot Barn Holdings Inc.(a)	7,799	277,956
Buckle Inc. (The)	8,026	138,930
Burlington Stores Inc.(a)(b)	20,959	3,566,174
Caleres Inc.	12,790	254,777

Security	Shares	Value

Specialty Retail (continued)
Camping World Holdings Inc., Class A(b)	9,444	$117,294
CarMax Inc.(a)(b)	53,248	4,623,524
Carvana Co.(a)(b)	12,693	794,455
Cato Corp. (The), Class A	8,009	98,671
Chico’s FAS Inc.	38,231	128,838
Children’s Place Inc. (The)	5,325	507,898
Citi Trends Inc.	4,324	63,217
Conn’s Inc.(a)	7,191	128,144
Container Store Group Inc. (The)(a)(b)	4,238	31,022
Designer Brands Inc. , Class A	21,098	404,449
Dick’s Sporting Goods Inc.	21,646	749,601
Express Inc.(a)	24,861	67,871
Five Below Inc.(a)	17,433	2,092,309
Floor & Decor Holdings Inc., Class A(a)(b)	21,341	894,188
Foot Locker Inc.	36,843	1,544,459
GameStop Corp., Class A	30,835	168,667
Gap Inc. (The)	69,117	1,242,032
Genesco Inc.(a)(b)	6,086	257,377
GNC Holdings Inc., Class A(a)(b)	22,220	33,330
Group 1 Automotive Inc.	6,142	502,968
Guess? Inc.	17,397	280,962
Haverty Furniture Companies Inc.	5,457	92,933
Hibbett Sports Inc.(a)	7,718	140,468
Home Depot Inc. (The)	354,064	73,634,690
Hudson Ltd., Class A(a)	12,498	172,347
J. Jill Inc.(b)	6,439	12,814
L Brands Inc.	72,738	1,898,462
Lithia Motors Inc., Class A	6,837	812,099
Lowe’s Companies Inc.	256,010	25,833,969
Lumber Liquidators Holdings Inc.(a)	7,980	92,169
MarineMax Inc.(a)	8,753	143,899
Michaels Companies Inc. (The)(a)	28,375	246,862
Monro Inc.	9,997	852,744
Murphy USA Inc.(a)	9,606	807,192
National Vision Holdings Inc.(a)(b)	22,293	685,064
Office Depot Inc.	165,129	340,166
O’Reilly Automotive Inc.(a)	24,901	9,196,437
Party City Holdco Inc.(a)(b)	19,407	142,253
Penske Automotive Group Inc.	10,615	502,089
Pier 1 Imports Inc.(a)(b)	0	3
Rent-A-Center Inc./TX(a)	16,720	445,254
RH(a)	6,268	724,581
Ross Stores Inc.	115,445	11,442,908
RTW RetailWinds Inc.(a)(b)	4,358	7,409
Sally Beauty Holdings Inc.(a)	39,755	530,332
Shoe Carnival Inc.	4,242	117,079
Signet Jewelers Ltd.	15,328	274,065
Sleep Number Corp.(a)	10,351	418,077
Sonic Automotive Inc., Class A	8,677	202,608
Sportsman’s Warehouse Holdings Inc.(a)(b)	8,715	32,943
Tailored Brands Inc.	14,957	86,302
Tiffany & Co.	39,102	3,661,511
Tile Shop Holdings Inc.	9,579	38,316
Tilly’s Inc., Class A	9,937	75,819
TJX Companies Inc. (The)	389,936	20,619,816
Tractor Supply Co.	38,655	4,205,664
Ulta Salon Cosmetics & Fragrance Inc.(a)	18,097	6,277,668
Urban Outfitters Inc.(a)(b)	22,476	511,329
Williams-Sonoma Inc.	25,997	1,689,805
Winmark Corp.	752	130,209

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Zumiez Inc.(a)(b)	6,458	$168,554

		208,551,399

Technology Hardware, Storage & Peripherals — 3.5%
3D Systems Corp.(a)(b)	32,187	292,902
Apple Inc.	1,478,829	292,689,836
Avid Technology Inc.(a)(b)	9,016	82,226
Cray Inc.(a)	11,591	403,598
Dell Technologies Inc., Class C(a)	49,220	2,500,376
Diebold Nixdorf Inc.(a)	24,168	221,379
Electronics For Imaging Inc.(a)	15,279	563,948
Hewlett Packard Enterprise Co.	440,185	6,580,766
HP Inc.	494,308	10,276,663
Immersion Corp.(a)(b)	8,072	61,428
NCR Corp.(a)(b)	37,136	1,154,929
NetApp Inc.	79,302	4,892,933
Pure Storage Inc., Class A(a)(b)	73,274	1,118,894
Stratasys Ltd.(a)(b)	17,813	523,168
Western Digital Corp.	94,665	4,501,321
Xerox Corp.	59,687	2,113,517

		327,977,884

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	44,729	1,551,202
Carter’s Inc.	14,522	1,416,476
Columbia Sportswear Co.	9,718	973,355
Crocs Inc.(a)	21,110	416,922
Culp Inc.	2,490	47,310
Deckers Outdoor Corp.(a)	9,186	1,616,460
Fossil Group Inc.(a)(b)	12,787	147,051
G-III Apparel Group Ltd.(a)(b)	13,352	392,816
Hanesbrands Inc.	113,435	1,953,351
Kontoor Brands Inc.(a)	14,800	414,696
Lululemon Athletica Inc.(a)	37,859	6,822,570
Movado Group Inc.	5,230	141,210
NIKE Inc., Class B	396,242	33,264,516
Oxford Industries Inc.	5,476	415,081
PVH Corp.	24,245	2,294,547
Ralph Lauren Corp.	17,133	1,946,137
Rocky Brands Inc.	3,080	84,022
Skechers U.S.A. Inc., Class A(a)	41,666	1,312,062
Steven Madden Ltd.	29,178	990,593
Superior Group of Companies Inc.	2,198	37,652
Tapestry Inc.	91,692	2,909,387
Under Armour Inc., Class A(a)(b)	59,913	1,518,795
Under Armour Inc., Class C, NVS(a)(b)	60,977	1,353,689
Unifi Inc.(a)	4,093	74,370
Vera Bradley Inc.(a)	5,736	68,832
VF Corp.	98,715	8,622,755
Wolverine World Wide Inc.	30,544	841,182

		71,627,039

Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)	17,556	478,401
Bridgewater Bancshares Inc.(a)(b)	6,965	80,376
Capitol Federal Financial Inc.	44,944	618,879
Columbia Financial Inc.(a)	15,615	235,786
Dime Community Bancshares Inc.	9,109	172,980
Entegra Financial Corp.(a)(b)	2,022	60,903
ESSA Bancorp. Inc.	2,459	37,500
Essent Group Ltd.(a)	30,149	1,416,702
Federal Agricultural Mortgage Corp., Class C, NVS	3,049	221,540

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
First Defiance Financial Corp.	5,880	$167,992
Flagstar Bancorp. Inc.	9,005	298,426
FS Bancorp. Inc.	1,539	79,828
Greene County Bancorp. Inc.	941	27,684
Hingham Institution for Savings	358	70,888
Home Bancorp. Inc.	1,803	69,379
HomeStreet Inc.(a)	7,662	227,102
Kearny Financial Corp./MD	29,293	389,304
LendingTree Inc.(a)(b)	2,475	1,039,574
Luther Burbank Corp.	7,087	77,177
Merchants Bancorp/IN	4,169	70,998
Meridian Bancorp. Inc.	15,666	280,265
Meta Financial Group Inc.	9,672	271,300
MGIC Investment Corp.(a)	110,328	1,449,710
Mr Cooper Group Inc.(a)(b)	23,259	186,305
New York Community Bancorp. Inc.	148,923	1,486,252
NMI Holdings Inc., Class A(a)	20,197	573,393
Northfield Bancorp. Inc.	16,499	257,549
Northwest Bancshares Inc.	34,296	603,953
OceanFirst Financial Corp.	13,967	347,080
Ocwen Financial Corp.(a)(b)	30,391	62,909
OP Bancorp.	7,147	77,473
Oritani Financial Corp.	13,261	235,250
PCSB Financial Corp.	5,614	113,684
PennyMac Financial Services Inc.(c)	3,152	69,911
Ponce de Leon Federal Bank(a)(b)	5,679	81,153
Provident Bancorp. Inc.(a)	1,319	36,919
Provident Financial Services Inc.	20,102	487,473
Prudential Bancorp. Inc.	4,472	84,610
Radian Group Inc.	69,693	1,592,485
Riverview Bancorp. Inc.	11,715	100,046
Southern Missouri Bancorp. Inc.	1,828	63,669
Sterling Bancorp Inc./MI	6,469	64,496
Territorial Bancorp. Inc.	3,237	100,023
TFS Financial Corp.	18,183	328,567
Timberland Bancorp. Inc./WA	3,417	102,100
TrustCo Bank Corp. NY	26,441	209,413
United Community Financial Corp./OH	11,676	111,739
United Financial Bancorp. Inc.	17,086	242,279
Walker & Dunlop Inc.	9,482	504,537
Washington Federal Inc.	26,820	936,823
Waterstone Financial Inc.	9,854	168,109
Western New England Bancorp Inc.	12,506	116,806
WSFS Financial Corp.	15,542	641,885

		17,829,585

Tobacco — 0.7%
22nd Century Group Inc.(a)(b)	42,291	88,388
Altria Group Inc.	600,985	28,456,640
Philip Morris International Inc.	499,683	39,240,106
Pyxus International Inc.(a)(b)	3,745	56,924
Turning Point Brands Inc.	1,859	91,054
Universal Corp./VA	7,882	478,989
Vector Group Ltd.	31,018	302,425

		68,714,526

Trading Companies & Distributors — 0.3%
Air Lease Corp.	33,813	1,397,829
Aircastle Ltd.	19,050	405,003
Applied Industrial Technologies Inc.	11,800	726,054
Beacon Roofing Supply Inc.(a)	20,763	762,417

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
BlueLinx Holdings Inc.(a)(b)	2,767	$54,814
BMC Stock Holdings Inc.(a)	20,334	431,081
CAI International Inc.(a)(b)	5,108	126,781
DXP Enterprises Inc./TX(a)	6,468	245,072
EVI Industries Inc.(b)	2,103	80,482
Fastenal Co.	185,057	6,031,008
Foundation Building Materials Inc.(a)	3,995	71,031
GATX Corp.	12,061	956,317
General Finance Corp.(a)(b)	762	6,378
GMS Inc.(a)	9,681	212,982
H&E Equipment Services Inc.	9,722	282,813
HD Supply Holdings Inc.(a)	56,785	2,287,300
Herc Holdings Inc.(a)	7,546	345,833
Kaman Corp.	9,259	589,706
Lawson Products Inc./DE(a)	1,752	64,351
MRC Global Inc.(a)(b)	27,749	475,063
MSC Industrial Direct Co. Inc., Class A	14,651	1,087,983
NOW Inc.(a)	32,937	486,150
Rush Enterprises Inc., Class A	9,786	357,385
Rush Enterprises Inc., Class B	2,030	74,927
SiteOne Landscape Supply Inc.(a)(b)	12,622	874,705
Systemax Inc.	3,407	75,499
Textainer Group Holdings Ltd.(a)(b)	9,865	99,439
Titan Machinery Inc.(a)	5,083	104,608
Triton International Ltd.	16,429	538,214
United Rentals Inc.(a)	25,558	3,389,758
Univar Inc.(a)(b)	50,573	1,114,629
Veritiv Corp.(a)	4,221	81,972
Watsco Inc.	10,088	1,649,691
WESCO International Inc.(a)	15,011	760,307
Willis Lease Finance Corp.(a)	1,279	74,591
WW Grainger Inc.	14,266	3,826,569

		30,148,742

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	25,204	1,021,770

Water Utilities — 0.1%
American States Water Co.	11,121	836,744
American Water Works Co. Inc.	57,557	6,676,612
Aqua America Inc.	69,936	2,893,252
AquaVenture Holdings Ltd.(a)	3,216	64,224
Artesian Resources Corp., Class A, NVS	2,270	84,376
Cadiz Inc.(a)(b)	6,487	72,979
California Water Service Group	15,927	806,384
Connecticut Water Service Inc.	4,273	297,914
Consolidated Water Co. Ltd.	5,914	84,334
Global Water Resources Inc.	2,476	25,849
Middlesex Water Co.	4,465	264,551
Pure Cycle Corp.(a)	9,039	95,813
SJW Group	7,584	460,880
York Water Co. (The)	3,999	142,844

		12,806,756

Security	Shares	Value

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	13,282	$238,678
Gogo Inc.(a)(b)	16,278	64,786
Shenandoah Telecommunications Co.	15,813	609,117
Spok Holdings Inc.	5,982	89,969
Sprint Corp.(a)(b)	181,657	1,193,487
Telephone & Data Systems Inc.	32,853	998,731
T-Mobile U.S. Inc.(a)	100,423	7,445,361
U.S. Cellular Corp.(a)	4,100	183,147

		10,823,276

Total Common Stocks — 99.9% (Cost: $7,360,876,059)		9,432,986,405

Rights

Electrical Equipment — 0.0%
Babcock & Wilcox Enterprises Inc., (Expires 07/18/19)(a)	9,496	—

Road & Rail — 0.0%
Hertz Global Holdings Inc., NVS (Expires 07/12/19)(a)	18,862	36,781

Total Rights — 0.0% (Cost: $119,982)		36,781

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(e)(f)	235,022,280	235,139,791
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(e)	14,247,232	14,247,232

		249,387,023

Total Short-Term Investments — 2.6% (Cost: $249,307,520)		249,387,023

Total Investments in Securities — 102.5% (Cost: $7,610,303,561)		9,682,410,209

Other Assets, Less Liabilities — (2.5)%		(234,707,191)

Net Assets — 100.0%		$9,447,703,018

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 3000 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	184,349,129	50,673,151	(a)	—		235,022,280	$235,139,791	$278,950	(b)	$6,929	$12,418
BlackRock Cash Funds: Treasury, SL Agency Shares	26,675,210	—		(12,427,978	)(a)	14,247,232	14,247,232	90,855		—	—
BlackRock Inc.	39,941	425		(2,333)		38,033	17,848,887	128,281		264,519	1,395,604
PennyMac Financial Services Inc.	3,152	—		—		3,152	69,911	—		—	(189)
PennyMac Mortgage Investment Trust	19,369	5,276		(612)		24,033	524,640	8,944		1,670	19,608

							$267,830,461	$507,030		$273,118	$1,427,441

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	23	09/20/19	$1,802	$48,180
S&P 500 E-Mini	86	09/20/19	12,660	254,504

				$302,684

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,432,981,390	$1,402	$3,613	$9,432,986,405
Rights	36,781	—	—	36,781
Money Market Funds	249,387,023	—	—	249,387,023

	$9,682,405,194	$1,402	$3,613	$9,682,410,209

Derivative financial instruments(a)
Assets
Futures Contracts	$302,684	$—	$—	$302,684

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares